UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-01236

DWS Balanced Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio      as of January 31, 2010  (Unaudited)

DWS Balanced Fund

		Shares	Value ($)
Common Stocks 55.1%
Consumer Discretionary 5.8%
Auto Components 0.2%
Bridgestone Corp.		1,000	15,939
Compagnie Generale des Etablissements Michelin "B"		332	25,812
Cooper Tire & Rubber Co.		28,500	485,355
Denso Corp.		700	20,535
Drew Industries, Inc.*		1,000	18,600
Gentex Corp.		17,000	325,890
Magna International, Inc. "A"		800	44,008
Minth Group Ltd.		367,400	463,649
Modine Manufacturing Co.*		11,200	106,512
Nippon Seiki Co., Ltd.		22,000	242,832
S&T Dynamics Co., Ltd.		21,490	256,047
Standard Motor Products, Inc.*		49,600	388,864
Stanley Electric Co., Ltd.		600	11,681
Tianneng Power International Ltd.		356,000	134,221

			2,539,945
Automobiles 0.3%
Bayerische Motoren Werke (BMW) AG		857	36,578
Daimler AG (Registered)		9,441	435,069
Fiat SpA*		8,543	106,341
Ford Motor Co.*		126,100	1,366,924
Honda Motor Co., Ltd.		2,400	81,432
Mazda Motor Corp.*		94,000	253,402
Mitsubishi Motors Corp.*		8,000	11,029
Nissan Motor Co., Ltd.*		3,000	24,259
PSA Peugeot Citroen*		354	11,421
Suzuki Motor Corp.		600	13,571
Thor Industries, Inc.		13,300	422,275
Toyota Motor Corp.		27,077	1,038,385
Volkswagen AG		76	6,645

			3,807,331
Distributors 0.2%
Genuine Parts Co.		60,879	2,293,921
Jardine Cycle & Carriage Ltd.		3,000	53,660
Li & Fung Ltd.		26,000	118,127

			2,465,708
Diversified Consumer Services 0.2%
Capella Education Co.* (a)		3,000	220,140
Career Education Corp.* (a)		18,800	408,900
H&R Block, Inc.		67,991	1,463,166
Lincoln Educational Services Corp.*		13,900	288,008
Steiner Leisure Ltd.*		2,600	103,584

			2,483,798
Hotels Restaurants & Leisure 1.0%
Accor SA		479	24,090
Bob Evans Farms, Inc.		4,700	131,177
bwin Interactive Entertainment AG*		11,011	664,504
Caribou Coffee Co., Inc.* (a)		17,300	125,079
Carnival Corp. (Units)*		45,695	1,523,014
Carrols Restaurant Group, Inc.*		7,800	49,218
Compass Group PLC		6,414	43,616
Cracker Barrel Old Country Store, Inc.		7,300	269,808
Crown Ltd.		7,270	49,702
Darden Restaurants, Inc.		29,000	1,071,840
Genting Singapore PLC*		109,000	81,444
Lottomatica SpA		972	19,184
Marriott International, Inc. "A"		43,520	1,141,526
McDonald's Corp.		47,600	2,971,668
OPAP SA		11,634	254,747
Paddy Power PLC		15,232	504,357
Papa John's International, Inc.*		7,900	186,440
PartyGaming PLC*		61,050	272,867
REXLot Holdings Ltd.		5,625,000	666,891
Shangri-La Asia Ltd.		18,000	31,304
Shuffle Master, Inc.*		10,600	94,234
Sodexo*		268	14,706
Starbucks Corp.*		28,400	618,836
TABCORP Holding Ltd.		8,322	51,680
Tatts Group Ltd.		13,216	26,839
Whitbread PLC		725	16,163
Wyndham Worldwide Corp.		14,900	312,751

			11,217,685
Household Durables 0.3%
Advanced Digital Broadcast Holdings SA (Registered)*		4,055	191,124
American Greetings Corp. "A"		25,900	478,632
Electrolux AB "B"*		1,828	43,344
Garmin Ltd. (a)		36,800	1,189,008
Husqvarna AB "B"*		2,800	19,175
Newell Rubbermaid, Inc.		5,400	73,278
NVR, Inc.*		600	410,484
Panasonic Corp.		3,000	47,194
Rational AG		2,300	376,075
Ryland Group, Inc.		8,600	191,436
Sekisui House Ltd.		5,000	47,418
Sharp Corp.		1,000	11,927
Sony Corp.		1,500	49,948
Tempur-Pedic International, Inc.*		21,700	540,113

			3,669,156
Internet & Catalog Retail 0.3%
Amazon.com, Inc.*		12,600	1,580,166
Expedia, Inc.*		9,600	205,536
HSN, Inc.*		12,400	237,336
Liberty Media Corp. - Interactive "A"*		81,700	848,046
Priceline.com, Inc.* (a)		3,900	761,865

			3,632,949
Leisure Equipment & Products 0.0%
Nikon Corp.		1,000	20,457
Universal Entertainment Corp.*		20,500	253,015

			273,472
Media 1.1%
Aegis Group PLC		111,762	212,385
British Sky Broadcasting Group PLC		4,143	35,068
Comcast Corp. "A"		83,000	1,313,890
DISH Network Corp. "A"		17,700	323,202
E.W. Scripps Co. "A"*		5,200	35,360
Fairfax Media Ltd.		24,519	37,329
Gestevision Telecinco SA		1,501	21,463
JC Decaux SA*		18,370	467,329
Journal Communications, Inc. "A"		16,100	56,672
Lagardere SCA		340	13,208
McGraw-Hill Companies, Inc.		11,200	397,040
Mediacom Communications Corp. "A"* (a)		35,000	145,600
Mediaset SpA		10,772	81,569
Pearson PLC		3,225	45,811
Publicis Groupe		417	17,004
Reed Elsevier NV		44,245	532,956
Reed Elsevier PLC		3,294	26,253
Scholastic Corp.		15,800	472,420
Scripps Networks Interactive "A"		80,200	3,424,540
SES "A" (FDR)		606	13,255
Shaw Communications, Inc. "B"		2,600	48,389
Singapore Press Holdings Ltd.		46,000	120,538
SuperMedia, Inc.*		154	5,587
Television Broadcasts Ltd.		5,000	23,327
Thomson Reuters Corp.		4,400	146,948
Time Warner Cable, Inc.		33,836	1,474,911
Time Warner, Inc.		42,800	1,174,860
Vertis Holdings, Inc.*		5,114	0
Viacom, Inc. "B"*		17,300	504,122
Vivendi		1,276	33,033
Walt Disney Co.		3,500	103,425
Wolters Kluwer NV		17,751	369,405
World Wrestling Entertainment, Inc. "A"		29,100	465,600
WPP PLC		4,008	36,989
Yellow Pages Income Fund (Units)		2,800	13,788

			12,193,276
Multiline Retail 0.4%
Big Lots, Inc.*		18,500	525,585
Canadian Tire Corp., Ltd. "A"		600	30,010
Dillard's, Inc. "A" (a)		29,900	495,144
Dollar General Corp.*		14,900	350,001
Kohl's Corp.*		24,290	1,223,487
Marks & Spencer Group PLC		3,639	20,233
Nordstrom, Inc. (a)		54,000	1,865,160
PPR		179	21,796
Tuesday Morning Corp.*		11,500	50,255

			4,581,671
Specialty Retail 1.1%
Aaron's, Inc. (a)		4,900	136,514
Advance Auto Parts, Inc. (a)		40,400	1,593,780
Aeropostale, Inc.*		12,200	401,258
American Eagle Outfitters, Inc.		18,300	290,787
Big 5 Sporting Goods Corp.		21,100	308,271
CarMax, Inc.*		8,000	165,040
DSW, Inc. "A"*		3,600	86,760
Esprit Holdings Ltd.		15,642	109,680
Fast Retailing Co., Ltd.		100	16,619
Group 1 Automotive, Inc.*		15,300	443,700
Guess?, Inc.		900	35,739
Hennes & Mauritz AB "B"		11,579	681,889
Home Depot, Inc.		25,700	719,857
Industria de Diseno Textil SA		2,967	186,481
J. Crew Group, Inc.*		10,800	423,468
Jo-Ann Stores, Inc.*		9,000	315,180
Jumbo SA		17,978	188,560
Kingfisher PLC		6,218	21,046
Kirkland's, Inc.*		10,900	168,514
Limited Brands, Inc.		108,300	2,059,866
Lithia Motors, Inc. "A"*		7,300	56,940
Megane Top Co., Ltd.		20,800	213,639
Nitori Co., Ltd.		4,100	310,704
Ross Stores, Inc.		18,600	854,298
The Gap, Inc.		14,600	278,568
The Sherwin-Williams Co.		1,100	69,685
TJX Companies, Inc.		29,400	1,117,494
Ulta Salon, Cosmetics & Fragrance, Inc.*		17,700	343,380
Urban Outfitters, Inc.*		14,000	441,980
Williams-Sonoma, Inc.		60,400	1,146,392

			13,186,089
Textiles, Apparel & Luxury Goods 0.7%
Carter's, Inc.*		18,400	475,824
Coach, Inc.		7,700	268,576
Compagnie Financiere Richemont SA "A"		23,169	776,623
Deckers Outdoor Corp.*		4,900	481,033
Fossil, Inc.*		16,000	522,400
Gildan Activewear, Inc.*		1,100	23,590
Jones Apparel Group, Inc.		14,400	207,936
Luxottica Group SpA		1,559	40,879
LVMH Moet Hennessy Louis Vuitton SA		263	28,765
NIKE, Inc. "B" (a)		39,900	2,543,625
Oxford Industries, Inc.		21,900	390,696
Perry Ellis International, Inc.*		1,300	20,839
Steven Madden Ltd.*		10,000	401,400
Swatch Group AG (Bearer)		258	67,256
UniFirst Corp.		9,500	477,280
VF Corp.		19,880	1,431,956
Yue Yuen Industrial (Holdings) Ltd.		12,500	39,014

			8,197,692
Consumer Staples 5.2%
Beverages 0.8%
Anheuser-Busch InBev NV		3,900	194,748
Asahi Breweries Ltd.		4,900	95,932
C&C Group PLC		132,979	538,090
Carlsberg AS "B"		13,482	999,682
Central European Distribution Corp.*		10,900	349,345
Coca-Cola Amatil Ltd.		2,452	23,658
Coca-Cola Bottling Co. Consolidated		1,900	95,893
Coca-Cola Co.		18,500	1,003,625
Coca-Cola Enterprises, Inc.		61,400	1,239,666
Coca-Cola West Co., Ltd.		1,700	28,526
Diageo PLC		2,978	50,134
Foster's Group Ltd.		5,730	26,852
Heineken Holding NV		719	30,292
Heineken NV		2,701	132,750
Kirin Holdings Co., Ltd.		9,000	137,442
National Beverage Corp.		2,500	28,825
PepsiCo, Inc.		77,661	4,630,149
Pernod Ricard SA		1,816	146,520
SABMiller PLC		1,148	31,255
Sapporo Holdings Ltd.		5,000	26,637

			9,810,021
Food & Staples Retailing 1.2%
AEON Co., Ltd.		8,200	81,761
Alimentation Couche-Tard, Inc. "B"		1,000	18,836
Carrefour SA		15,375	751,898
Casino Guichard-Perrachon SA		562	46,285
Colruyt SA		83	20,229
CVS Caremark Corp.		66,275	2,145,322
Delhaize Group		718	56,242
FamilyMart Co., Ltd.		1,000	31,624
Koninklijke Ahold NV		13,687	172,253
Kroger Co.		75,529	1,618,586
Loblaw Companies Ltd.		1,100	36,099
Metro AG		4,009	219,817
Metro, Inc. "A"		1,400	51,155
Seven & I Holdings Co., Ltd.		26,258	574,531
Shoppers Drug Mart Corp.		2,200	87,547
SUPERVALU, Inc.		43,600	641,356
Sysco Corp.		49,900	1,396,701
Tesco PLC		7,300	49,377
Uny Co., Ltd.		5,000	38,310
Village Super Market, Inc. "A"		300	7,800
Wal-Mart Stores, Inc.		99,400	5,310,942
Wesfarmers Ltd.		3,609	87,214
Wesfarmers Ltd. (PPS)		978	23,800
Whole Foods Market, Inc.* (a)		35,700	971,754
William Morrison Supermarkets PLC		5,191	23,874
Woolworths Ltd.		4,436	101,296

			14,564,609
Food Products 1.1%
Ajinomoto Co., Inc.		8,000	75,712
Archer-Daniels-Midland Co.		69,100	2,070,927
Cadbury PLC		1,419	18,799
Campbell Soup Co.		36,300	1,201,893
DANONE SA		4,520	258,939
Darling International, Inc.*		30,300	236,037
Diamond Foods, Inc.		11,300	405,896
General Mills, Inc.		24,955	1,779,541
Green Mountain Coffee Roasters, Inc.* (a)		4,550	385,931
J & J Snack Foods Corp.		5,500	229,955
Kikkoman Corp.		3,000	35,033
Kraft Foods, Inc. "A"		33,699	932,114
Lancaster Colony Corp.		9,300	507,315
Lindt & Spruengli AG (Registered)		1	24,773
Meiji Holdings Co., Ltd.*		1,000	37,652
Nestle SA (Registered)		40,926	1,936,600
Nippon Meat Packers, Inc.		3,000	37,851
Nisshin Seifun Group, Inc.		3,000	40,108
Nissin Foods Holdings Co., Ltd.		500	16,554
Saputo, Inc.		1,400	37,381
Sara Lee Corp.		67,600	820,664
Smithfield Foods, Inc.*		25,300	381,018
Suedzucker AG		2,735	63,107
SunOpta, Inc.*		92,500	269,175
The Hershey Co.		5,100	185,793
Toyo Suisan Kaisha Ltd.		1,000	26,410
Unilever NV (CVA)		17,420	534,753
Unilever PLC		1,147	34,982
Viterra, Inc.*		3,000	26,738
Yakult Honsha Co., Ltd.		700	20,536
Yamazaki Baking Co., Ltd.		2,000	24,228

			12,656,415
Household Products 1.0%
Church & Dwight Co., Inc.		14,000	844,060
Colgate-Palmolive Co.		41,540	3,324,446
Energizer Holdings, Inc.*		28,400	1,576,200
Henkel AG & Co. KGaA		4,414	193,338
Kao Corp.		6,000	145,004
Kimberly-Clark Corp.		45,700	2,714,123
Procter & Gamble Co.		52,224	3,214,387
Unicharm Corp.		400	37,946

			12,049,504
Personal Products 0.4%
Beiersdorf AG		3,138	183,236
Estee Lauder Companies, Inc. "A"		10,200	535,704
Herbalife Ltd.		20,400	792,540
L'Oreal SA		2,022	212,059
Mead Johnson Nutrition Co.		35,438	1,602,861
Nu Skin Enterprises, Inc. "A"		9,500	220,780
Prestige Brands Holdings, Inc.*		4,400	34,188
Revlon, Inc. "A"* (a)		26,000	400,660
Shiseido Co., Ltd.		4,000	81,944

			4,063,972
Tobacco 0.7%
Altria Group, Inc.		141,699	2,814,142
British American Tobacco PLC		9,084	299,511
Imperial Tobacco Group PLC		6,219	200,889
Japan Tobacco, Inc.		46	165,857
Lorillard, Inc.		7,000	529,900
Philip Morris International, Inc.		81,840	3,724,538
Reynolds American, Inc.		6,600	351,120

			8,085,957
Energy 5.4%
Energy Equipment & Services 1.7%
AMEC PLC		905	10,885
Cameron International Corp.*		29,600	1,114,736
Complete Production Services, Inc.*		35,900	449,827
Dresser-Rand Group, Inc.*		10,600	313,548
Ensco International PLC (ADR)		39,674	1,548,476
Exterran Holdings, Inc.*		23,200	470,496
Geokinetics, Inc.*		44,900	440,020
Helix Energy Solutions Group, Inc.*		26,400	280,104
Helmerich & Payne, Inc. (a)		13,800	577,254
John Wood Group PLC		47,839	258,268
Lamprell PLC		91,918	274,110
National-Oilwell Varco, Inc.		18,000	736,200
Noble Corp.		38,352	1,546,353
Oceaneering International, Inc.*		2,100	114,870
Oil States International, Inc.*		15,600	574,704
Patterson-UTI Energy, Inc.		41,200	632,832
Pioneer Drilling Co.*		53,800	427,710
Prosafe Production Public Ltd.*		58,600	118,069
ProSafe SE		37,600	210,587
Rowan Companies, Inc.*		82,400	1,769,952
RPC, Inc. (a)		11,000	135,850
Saipem SpA		26,734	863,663
SBM Offshore NV		27,702	540,537
Schlumberger Ltd.		30,650	1,945,049
Seadrill Ltd.		2,700	61,184
Shinko Plantech Co., Ltd.		44,400	474,230
Tecnicas Reunidas SA		4,899	262,643
Tenaris SA		2,341	51,671
Transocean Ltd.*		47,035	3,985,746
WorleyParsons Ltd.		832	17,284

			20,206,858
Oil, Gas & Consumable Fuels 3.7%
Alpha Natural Resources, Inc.*		47,100	1,912,731
Anadarko Petroleum Corp.		29,800	1,900,644
Arrow Energy Ltd.*		4,971	17,205
Berry Petroleum Co. "A"		18,600	503,688
BG Group PLC		39,163	717,195
BP PLC		124,511	1,165,280
Canadian Natural Resources Ltd. (b)		20,721	1,322,207
Canadian Natural Resources Ltd. (b)		600	38,298
Chevron Corp.		55,684	4,015,930
Cimarex Energy Co.		2,800	137,788
ConocoPhillips		54,100	2,596,800
Cosmo Oil Co., Ltd.		12,000	26,055
Devon Energy Corp.		24,900	1,666,059
El Paso Corp.		18,200	184,730
EnCana Corp.		800	24,466
Eni SpA		8,767	204,198
EXCO Resources, Inc.		19,100	335,014
ExxonMobil Corp.		120,557	7,767,487
Forest Oil Corp.*		5,400	130,248
Gazprom (ADR)		37,875	923,869
Gazprom OAO (ADR)		4,938	121,524
Gulfport Energy Corp.*		24,700	255,398
Idemitsu Kosan Co., Ltd.		400	25,598
Imperial Oil Ltd.		1,000	35,950
INPEX Corp.		10	73,072
Japan Petroleum Exploration Co., Ltd.		800	37,598
LUKOIL (ADR) (b)		7,929	431,481
LUKOIL (ADR) (b)		234	13,010
Marathon Oil Corp.		93,505	2,787,384
Mariner Energy, Inc.* (a)		9,400	135,830
Murphy Oil Corp.		7,200	367,776
Newfield Exploration Co.* (a)		27,000	1,321,380
Nexen, Inc. (b)		61,412	1,347,379
Nexen, Inc. (b)		700	15,326
Nippon Mining Holdings, Inc.		11,000	47,285
Nippon Oil Corp.		16,000	74,589
Occidental Petroleum Corp.		3,100	242,854
OMV AG		7,340	289,079
Origin Energy Ltd.		6,248	88,281
Paladin Energy Ltd.*		4,138	13,103
PetroChina Co., Ltd. "H"		502,310	561,578
Quicksilver Resources, Inc.* (a)		37,000	491,730
Repsol YPF SA		11,543	271,631
Royal Dutch Shell PLC "A"		2,896	79,907
Royal Dutch Shell PLC "B"		2,321	61,977
Santos Ltd.		4,665	54,241
Showa Shell Sekiyu KK		4,800	37,724
Spectra Energy Corp.		13,200	280,500
Statoil ASA		23,265	520,663
Stone Energy Corp.*		3,700	58,978
Suncor Energy, Inc. (b)		2,368	74,766
Suncor Energy, Inc. (b)		62,694	1,984,265
Teekay Corp.		25,600	638,976
TonenGeneral Sekiyu KK		4,000	33,218
Total SA		27,266	1,583,701
Tullow Oil PLC		1,051	19,240
Ultra Petroleum Corp.*		17,800	817,732
Venoco, Inc.*		1,800	20,754
Williams Companies, Inc.		65,200	1,358,768
Woodside Petroleum Ltd.		18,693	697,424

			42,961,562
Financials 7.0%
Capital Markets 1.1%
Affiliated Managers Group, Inc.*		3,300	199,881
Ameriprise Financial, Inc.		25,508	975,426
Ashmore Group PLC		118,724	422,155
Bank of New York Mellon Corp.		13,200	383,988
BlackRock, Inc.		2,900	620,078
Calamos Asset Management, Inc. "A"		15,500	200,725
Credit Suisse Group AG (Registered)		1,472	63,805
Daiwa Securities Group, Inc.		3,000	14,957
Diamond Hill Investment Group		1,200	70,488
Evercore Partners, Inc. "A"		1,500	44,805
Franklin Resources, Inc.		12,700	1,257,681
GAMCO Investors, Inc. "A"		2,800	114,996
ICAP PLC		25,912	152,163
IGM Financial, Inc.		400	15,607
Jefferies Group, Inc.* (a)		17,700	452,058
Lazard Ltd. "A"		9,100	350,714
Marfin Investment Group SA*		5,032	13,759
Morgan Stanley		42,132	1,128,295
Nomura Holdings, Inc.		9,600	71,845
Oppenheimer Holdings, Inc. "A"		13,000	355,030
Partners Group Holding AG		3,300	410,008
Piper Jaffray Companies, Inc.*		6,000	291,480
State Street Corp.		8,000	343,040
T. Rowe Price Group, Inc. (a)		43,600	2,163,432
The Goldman Sachs Group, Inc.		17,000	2,528,240
UBS AG (Registered)*		4,839	62,862
Waddell & Reed Financial, Inc. "A"		11,100	347,763

			13,055,281
Commercial Banks 1.5%
1st Source Corp.		5,900	89,975
Alpha Bank AE*		36,636	353,227
Anglo Irish Bank Corp., Ltd.*		36,330	0
Australia & New Zealand Banking Group Ltd.		1,976	37,796
Banca Carige SpA		3,091	7,930
BancFirst Corp.		3,900	157,170
Banco Bilbao Vizcaya Argentaria SA		3,608	54,815
Banco de Sabadell SA		2,031	10,847
Banco Latinoamericano de Comercio Exterior SA "E"		13,600	192,576
Banco Popular Espanol SA		1,810	13,783
Banco Santander SA		7,908	111,419
Bank of Cyprus PCL		2,456	15,495
Bank of East Asia Ltd.		6,600	22,431
Bank of Nova Scotia		1,100	46,119
Barclays PLC		181,246	776,204
BNP Paribas		12,167	866,480
BOC Hong Kong (Holdings) Ltd.		15,500	32,258
Cardinal Financial Corp.		20,900	194,997
Chuo Mitsui Trust Holdings, Inc.		2,000	7,109
Comerica, Inc.		6,300	217,413
Commerce Bancshares, Inc.		26,970	1,067,473
Commerzbank AG*		2,063	15,927
Commonwealth Bank of Australia		1,183	55,442
Credit Agricole SA		1,185	18,494
CVB Financial Corp. (a)		40,700	389,906
Dah Sing Banking Group Ltd.*		172,500	230,372
Danske Bank AS*		6,874	164,717
DBS Group Holdings Ltd.		6,000	60,486
Dexia SA*		4,147	25,671
DnB NOR ASA*		20,000	227,640
East West Bancorp., Inc.		9,800	161,014
EFG Eurobank Ergasias*		2,719	22,978
Erste Group Bank AG		2,972	112,210
First Financial Bancorp.		11,900	195,160
Fukuoka Financial Group, Inc.		7,000	25,529
Hang Seng Bank Ltd.		1,500	20,961
HSBC Holdings PLC		113,953	1,221,318
Huntington Bancshares, Inc.		69,000	330,510
IBERIABANK Corp.		9,200	491,648
Intesa Sanpaolo*		13,254	50,365
KBC Groep NV*		1,249	54,159
KeyCorp		98,000	703,640
Lloyds Banking Group PLC		1,369,664	1,109,840
Marshall & Ilsley Corp.		70,900	489,919
Mitsubishi UFJ Financial Group, Inc.		116,528	599,560
Mizuho Financial Group, Inc.		37,900	73,013
Mizuho Trust & Banking Co., Ltd.*		10,000	10,009
National Australia Bank Ltd.		1,465	34,002
National Bank of Canada		400	21,140
National Bank of Greece SA*		2,072	44,900
Nordea Bank AB		9,870	90,604
Oversea-Chinese Banking Corp., Ltd.		9,000	52,143
Piraeus Bank SA		1,250	10,472
PNC Financial Services Group, Inc.		27,200	1,507,696
Raiffeisen International Bank-Holding AG		880	43,508
Regions Financial Corp.		59,800	379,730
Resona Holdings, Inc.		900	11,202
Royal Bank of Canada		900	44,005
S&T Bancorp., Inc. (a)		3,700	64,824
Santander BanCorp.*		16,700	204,575
Shinsei Bank Ltd.*		9,000	11,362
Skandinaviska Enskilda Banken AB "A"*		5,129	30,601
Societe Generale		645	37,474
Southside Bancshares, Inc.		10,000	199,000
Standard Chartered PLC		1,246	28,485
Sumitomo Mitsui Financial Group, Inc.		2,400	77,551
Sumitomo Trust & Banking Co., Ltd.		3,000	16,711
SunTrust Banks, Inc.		28,500	693,405
Svenska Handelsbanken AB "A"		1,666	43,650
The 77 Bank Ltd.		8,000	42,790
The Bancorp., Inc.*		9,200	67,252
The Bank of Yokohama Ltd.		2,000	9,478
The Shizuoka Bank Ltd.		3,000	25,896
Toronto-Dominion Bank		900	53,028
UMB Financial Corp.		300	11,853
UniCredit SpA*		103,813	289,085
United Overseas Bank Ltd.		2,000	25,771
Wells Fargo & Co.		46,600	1,324,838
WesBanco, Inc.		2,400	34,824
Westpac Banking Corp.		2,232	46,895
Wing Hang Bank Ltd.		58,000	488,948
Yadkin Valley Financial Corp.		4,900	19,943

			17,223,646
Consumer Finance 0.5%
Advance America Cash Advance Centers, Inc.		70,100	338,583
American Express Co.		47,400	1,785,084
AmeriCredit Corp.* (a)		54,200	1,136,574
Capital One Financial Corp.		66,900	2,465,934
Credit Saison Co., Ltd.		600	7,491
Discover Financial Services		45,900	627,912
ORIX Corp.		210	15,723

			6,377,301
Diversified Financial Services 1.4%
Bank of America Corp.		369,556	5,609,860
Citigroup, Inc.*		350,800	1,164,656
Deutsche Boerse AG		429	28,275
Encore Capital Group, Inc.*		2,900	45,733
Financiere Marc de Lacharriere SA		5,637	300,261
Groupe Bruxelles Lambert SA		647	59,255
Hellenic Exchanges SA		20,000	212,128
Hong Kong Exchanges & Clearing Ltd.		2,700	45,516
ING Groep NV (CVA)*		128,488	1,207,694
IntercontinentalExchange, Inc.*		13,200	1,260,336
Investor AB "B"		662	11,640
JPMorgan Chase & Co.		134,019	5,218,700
MarketAxess Holdings, Inc.		5,000	68,150
Mitsubishi UFJ Lease & Finance Co., Ltd.		310	10,708
MSCI, Inc. "A"*		8,348	246,767
Pohjola Bank PLC "A"		3,799	38,950
Singapore Exchange Ltd.		5,000	28,265
The NASDAQ OMX Group, Inc.*		46,125	829,789

			16,386,683
Insurance 1.5%
Aegon NV*		8,236	49,634
Allianz SE (Registered)		840	92,988
Allied World Assurance Co. Holdings Ltd.		7,100	317,796
Allstate Corp.		94,823	2,838,052
American Equity Investment Life Holding Co.		2,900	21,286
AMP Ltd.		3,058	16,863
Aon Corp.		8,300	322,870
Assicurazioni Generali SpA		1,739	41,045
Assurant, Inc.		59,858	1,881,337
Aviva PLC		1,867	11,535
AXA Asia Pacific Holdings Ltd.		1,676	9,801
AXA SA		39,058	807,982
China Life Insurance Co., Ltd. "H"		430	1,905
Chubb Corp.		17,300	865,000
EMC Insurance Group, Inc.		600	12,408
Endurance Specialty Holdings Ltd. (a)		9,700	349,394
Everest Re Group Ltd.		1,400	120,036
Fidelity National Financial, Inc. "A"		57,184	737,674
First American Corp.		18,298	541,072
Fortis*		16,917	59,171
Great-West Lifeco, Inc.		500	12,107
Greenlight Capital Re Ltd. "A"*		1,600	38,640
Hannover Rueckversicherung AG (Registered)*		234	10,818
Harleysville Group, Inc.		400	12,920
HCC Insurance Holdings, Inc.		37,353	1,012,266
Infinity Property & Casualty Corp.		2,000	79,320
Insurance Australia Group Ltd.		3,370	11,246
Kansas City Life Insurance Co.		3,700	99,900
Legal & General Group PLC		6,916	8,292
Lincoln National Corp.		68,667	1,687,835
Loews Corp.		15,700	561,589
Manulife Financial Corp.		1,500	27,412
Max Capital Group Ltd.		1,800	40,536
MetLife, Inc.		35,467	1,252,694
Mitsui Sumitomo Insurance Group Holdings, Inc.		600	15,048
Montpelier Re Holdings Ltd.		14,100	238,149
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		213	31,953
National Financial Partners Corp.*		15,400	130,130
NIPPONKOA Insurance Co., Ltd.		1,000	5,770
NYMAGIC, Inc.		1,900	29,830
PartnerRe Ltd.		25,128	1,874,297
Phoenix Companies, Inc.*		44,100	103,635
PMA Capital Corp. "A"*		2,700	16,254
Power Corp. of Canada		600	15,746
Power Financial Corp.		400	11,283
Presidential Life Corp.		2,600	23,478
ProAssurance Corp.*		10,400	527,904
Prudential PLC		1,794	16,350
QBE Insurance Group Ltd.		1,226	24,774
Safety Insurance Group, Inc.		777	27,195
Sampo Oyj "A"		8,131	197,080
SCOR SE		488	11,291
Sompo Japan Insurance, Inc.		2,000	13,136
Suncorp-Metway Ltd.		1,450	11,359
Swiss Reinsurance Co., Ltd. (Registered)		602	26,247
T&D Holdings, Inc.		300	6,221
Tokio Marine Holdings, Inc.		1,100	29,628
Topdanmark AS*		246	29,958
Trygvesta AS		406	24,762
Vienna Insurance Group		558	26,609
XL Capital Ltd. "A"		9,300	155,961
Zurich Financial Services AG		183	38,777

			17,616,249
Real Estate Investment Trusts 0.7%
AMB Property Corp. (REIT)		4,300	103,200
American Campus Communities, Inc. (REIT)		4,700	120,602
Annaly Capital Management, Inc. (REIT)		25,600	444,928
Apartment Investment & Management Co. "A" (REIT)		7,779	119,486
AvalonBay Communities, Inc. (REIT)		4,216	322,988
BioMed Realty Trust, Inc. (REIT)		17,700	257,889
Boston Properties, Inc. (REIT)		4,800	311,376
Cogdell Spencer, Inc. (REIT)		13,900	89,794
Colonial Properties Trust (REIT)		7,400	81,474
Cousins Properties, Inc. (REIT)		20,069	153,729
Developers Diversified Realty Corp. (REIT) (a)		4,300	35,475
Digital Realty Trust, Inc. (REIT) (a)		3,900	187,200
EastGroup Properties, Inc. (REIT)		3,400	130,084
Entertainment Properties Trust (REIT)		5,700	198,987
Equity Residential (REIT)		8,400	269,220
First Industrial Realty Trust, Inc. (REIT)* (a)		26,560	135,987
Glimcher Realty Trust (REIT)		11,800	37,996
Hatteras Financial Corp. (REIT) (a)		3,900	106,821
HCP, Inc. (REIT)		10,100	286,335
Healthcare Realty Trust, Inc. (REIT)		8,600	180,342
Home Properties, Inc. (REIT)		5,600	248,248
Hospitality Properties Trust (REIT)		7,100	157,052
Host Hotels & Resorts, Inc. (REIT)		20,014	212,148
Investors Real Estate Trust (REIT)		5,100	44,523
iStar Financial, Inc. (REIT)* (a)		7,300	19,856
Kilroy Realty Corp. (REIT) (a)		7,900	228,231
Kimco Realty Corp. (REIT)		11,400	143,868
LaSalle Hotel Properties (REIT)		11,100	223,665
Lexington Realty Trust (REIT)		31,399	186,824
Link (REIT)		8,000	19,287
Mid-America Apartment Communities, Inc. (REIT)		3,600	168,912
National Retail Properties, Inc. (REIT) (a)		11,400	230,280
Nippon Building Fund, Inc. (REIT)		4	35,568
Parkway Properties, Inc. (REIT)		5,600	116,648
Pennsylvania Real Estate Investment Trust (REIT) (a)		20,200	180,992
Potlatch Corp. (REIT)		3,000	92,100
ProLogis (REIT)		9,900	124,740
Public Storage (REIT)		4,900	387,982
Rayonier, Inc. (REIT) (a)		8,400	352,296
Realty Income Corp. (REIT) (a)		2,600	72,618
Redwood Trust, Inc. (REIT)		12,900	184,470
Sunstone Hotel Investors, Inc. (REIT)*		99	850
Unibail-Rodamco SE (REIT)		113	24,549
Vornado Realty Trust (REIT)		8,066	521,709
Washington Real Estate Investment Trust (REIT)		8,900	233,091
Wereldhave NV (REIT)		152	13,710
Westfield Group (REIT) (Units)		2,826	31,468

			7,829,598
Real Estate Management & Development 0.2%
Brookfield Asset Management, Inc. "A"		1,000	20,154
CapitaLand Ltd.		9,000	24,461
Cheung Kong (Holdings) Ltd.		2,000	23,557
Daito Trust Construction Co., Ltd.		600	28,492
Daiwa House Industry Co., Ltd.		3,000	31,567
Hang Lung Properties Ltd.		7,000	24,067
Henderson Land Development Co., Ltd.		4,000	25,333
IMMOEAST AG* (a)		103,972	503,453
Midland Holdings Ltd.		766,000	641,184
Mitsubishi Estate Co., Ltd.		2,000	32,489
Mitsui Fudosan Co., Ltd.		2,000	33,800
Sumitomo Realty & Development Co., Ltd.		16,000	283,385
Sun Hung Kai Properties Ltd.		3,000	38,769
Swire Pacific Ltd. "A"		3,000	32,643
The St. Joe Co.* (a)		2,600	67,600
Wharf Holdings Ltd.		5,000	24,915

			1,835,869
Thrifts & Mortgage Finance 0.1%
Brookline Bancorp., Inc.		45,800	458,458
Dime Community Bancshares		2,600	31,434
First Defiance Financial Corp.		5,600	59,136
NewAlliance Bancshares, Inc.		34,100	396,924
Provident Financial Services, Inc. (a)		34,600	394,440
TrustCo Bank Corp. NY		5,900	35,400
Westfield Financial, Inc.		1,600	13,056

			1,388,848
Health Care 8.0%
Biotechnology 1.3%
Actelion Ltd. (Registered)*		371	19,657
Amgen, Inc.*		52,200	3,052,656
BioMarin Pharmaceutical, Inc.*		8,500	165,155
Celgene Corp.*		72,600	4,122,228
CSL Ltd.		6,737	186,368
Exelixis, Inc.*		25,100	166,413
Gilead Sciences, Inc.*		89,220	4,306,650
Grifols SA		50,958	774,490
Intercell AG* (a)		24,937	824,902
Medivation, Inc.*		4,600	153,134
Metabolix, Inc.* (a)		15,500	154,535
Myriad Genetics, Inc.*		29,400	690,900

			14,617,088
Health Care Equipment & Supplies 1.1%
Align Technology, Inc.*		27,900	523,125
Baxter International, Inc.		21,697	1,249,530
Becton, Dickinson & Co.		20,554	1,549,155
bioMerieux		251	27,561
Cochlear Ltd.		838	46,096
Coloplast AS "B"		863	93,521
Edwards Lifesciences Corp.*		21,700	1,944,754
Essilor International SA		2,535	147,190
ev3, Inc.*		19,800	288,684
Hill-Rom Holdings, Inc.		20,300	474,411
Hospira, Inc.*		26,200	1,326,768
Intuitive Surgical, Inc.*		2,400	787,344
Kinetic Concepts, Inc.*		18,800	776,252
Nobel Biocare Holding AG (Registered)		12,153	356,507
NxStage Medical, Inc.*		32,800	266,008
Olympus Corp.		2,000	59,587
Quidel Corp.* (a)		11,900	158,032
Smith & Nephew PLC		5,175	52,063
Somanetics Corp.*		21,200	336,020
Sonova Holding AG (Registered)		186	23,012
St. Jude Medical, Inc.*		38,300	1,445,059
Synthes, Inc.		309	39,409
Terumo Corp.		1,600	89,986
Thoratec Corp.*		21,400	606,690
William Demant Holding AS*		749	58,529

			12,725,293
Health Care Providers & Services 2.2%
Alfresa Holdings Corp.		600	24,713
AmerisourceBergen Corp.		58,900	1,605,614
BioScrip, Inc.*		61,100	444,197
Cardinal Health, Inc.		17,300	572,111
Catalyst Health Solutions, Inc.*		6,200	243,846
Centene Corp.*		8,700	167,475
Continucare Corp.*		16,200	78,408
CorVel Corp.*		2,900	87,464
Coventry Health Care, Inc.* (a)		97,800	2,237,664
Diagnosticos da America		11,800	361,950
Emergency Medical Services Corp. "A"*		9,800	514,598
Express Scripts, Inc.*		28,400	2,381,624
Fleury SA*		25,200	260,556
Fresenius Medical Care AG & Co. KGaA		38,631	1,961,510
Genoptix, Inc.*		3,700	120,472
Humana, Inc.*		24,900	1,210,638
Laboratory Corp. of America Holdings*		17,000	1,208,700
Magellan Health Services, Inc.*		13,300	525,084
McKesson Corp.		77,353	4,549,903
Medco Health Solutions, Inc.*		29,100	1,789,068
Medipal Holdings Corp.		1,400	17,777
Owens & Minor, Inc.		9,200	368,828
Providence Service Corp.*		16,900	216,996
RehabCare Group, Inc.*		16,000	464,960
Sonic Healthcare Ltd.		4,249	53,478
Suzuken Co., Ltd.		600	20,071
Triple-S Management Corp. "B"*		9,700	160,923
UnitedHealth Group, Inc.		94,700	3,125,100
Universal American Financial Corp.*		33,800	451,568
WellCare Health Plans, Inc.*		14,700	458,346
WellPoint, Inc.*		7,700	490,644

			26,174,286
Health Care Technology 0.1%
M3, Inc.		80	263,259
Medidata Solutions, Inc.*		12,100	201,828
Merge Healthcare, Inc.*		40,159	104,413

			569,500
Life Sciences Tools & Services 0.3%
Accelrys, Inc.*		23,600	134,284
Albany Molecular Research, Inc.*		9,100	86,359
Cambrex Corp.*		29,500	158,710
ICON PLC (ADR)*		17,100	424,764
Life Technologies Corp.*		9,800	487,158
Lonza Group AG (Registered)*		286	20,177
QIAGEN NV* (a)		23,400	509,362
Thermo Fisher Scientific, Inc.*		31,795	1,467,339

			3,288,153
Pharmaceuticals 3.0%
Abbott Laboratories		70,600	3,737,564
Astellas Pharma, Inc.		4,600	169,569
AstraZeneca PLC		8,496	394,999
Bayer AG		12,546	854,679
Bristol-Myers Squibb Co.		25,934	631,752
Caraco Pharmaceutical Laboratories Ltd.*		27,400	140,288
Chugai Pharmaceutical Co., Ltd.		2,000	35,691
Daiichi Sankyo Co., Ltd.		6,400	133,392
Dainippon Sumitomo Pharma Co., Ltd.		2,800	29,966
Eisai Co., Ltd.		2,600	96,881
Eli Lilly & Co.		69,000	2,428,800
Flamel Technologies SA (ADR)*		52,400	439,112
Forest Laboratories, Inc.*		24,000	711,360
GlaxoSmithKline PLC		60,239	1,172,721
H. Lundbeck AS		2,343	43,720
Hi-Tech Pharmacal Co., Inc.*		20,300	437,262
Hisamitsu Pharmaceutical Co., Inc.		600	21,621
Impax Laboratories, Inc.*		36,900	490,770
Ipsen SA		486	26,192
Johnson & Johnson		70,166	4,410,635
Kyowa Hakko Kirin Co., Ltd.		2,000	20,845
Lannett Co., Inc.*		2,900	16,965
Medicis Pharmaceutical Corp. "A"		19,800	457,578
Merck & Co., Inc.		89,224	3,406,572
MiddleBrook Pharmaceuticals, Inc.* (a)		147,300	72,324
Mitsubishi Tanabe Pharma Corp.		2,000	28,387
Novartis AG (Registered)		25,578	1,369,962
Novo Nordisk AS "B"		15,196	1,028,522
Ono Pharmaceutical Co., Ltd.		900	39,987
Par Pharmaceutical Companies, Inc.*		18,900	497,448
Pfizer, Inc.		355,464	6,632,958
Roche Holding AG (Genusschein)		3,136	526,679
Sanofi-Aventis		17,782	1,311,869
Santarus, Inc.*		74,500	352,385
Santen Pharmaceutical Co., Ltd.		1,100	34,610
Shionogi & Co., Ltd.		3,000	61,759
Shire PLC		3,953	78,332
Taisho Pharmaceutical Co., Ltd.		1,000	17,438
Takeda Pharmaceutical Co., Ltd.		6,900	303,334
Teva Pharmaceutical Industries Ltd. (ADR)		45,458	2,578,378
Tsumura & Co.		900	28,509
Valeant Pharmaceuticals International* (a)		9,200	307,924

			35,579,739
Industrials 6.4%
Aerospace & Defense 2.0%
American Science & Engineering, Inc.		6,200	481,368
BAE Systems PLC		12,694	71,447
BE Aerospace, Inc.*		17,200	385,796
Bombardier, Inc. "B"		4,700	22,154
CAE, Inc.		2,600	20,742
Cubic Corp.		12,400	484,220
Finmeccanica SpA		5,719	79,114
GenCorp, Inc.* (a)		57,500	322,000
General Dynamics Corp.		5,700	381,045
Honeywell International, Inc.		57,142	2,207,967
ITT Corp.		27,400	1,323,694
L-3 Communications Holdings, Inc.		14,357	1,196,512
Lockheed Martin Corp.		40,647	3,029,014
Northrop Grumman Corp.		49,000	2,773,400
Raytheon Co.		39,700	2,081,471
Rockwell Collins, Inc.		40,900	2,175,471
Rolls-Royce Group PLC*		6,433	49,227
Singapore Technologies Engineering Ltd.		12,000	26,173
TransDigm Group, Inc.		27,000	1,303,290
United Technologies Corp.		73,649	4,969,834

			23,383,939
Air Freight & Logistics 0.2%
Atlas Air Worldwide Holdings, Inc.*		11,500	421,705
Deutsche Post AG (Registered)		1,211	21,102
FedEx Corp.		6,200	485,770
TNT NV		2,538	72,535
Toll Holdings Ltd.		4,606	34,913
United Parcel Service, Inc. "B"		27,600	1,594,452
Yamato Holdings Co., Ltd.		2,000	27,527

			2,658,004
Airlines 0.2%
Allegiant Travel Co.*		1,300	66,560
Cathay Pacific Airways Ltd.*		19,000	31,072
Copa Holdings SA "A"		7,100	369,058
Deutsche Lufthansa AG (Registered)		905	14,496
Hawaiian Holdings, Inc.*		46,200	274,428
Korean Air Lines Co., Ltd.*		8,500	412,722
Ryanair Holdings PLC (ADR)*		11,700	303,966
Singapore Airlines Ltd.		3,000	29,185
SkyWest, Inc. (a)		30,000	438,900

			1,940,387
Building Products 0.1%
Armstrong World Industries, Inc.*		5,900	214,937
Asahi Glass Co., Ltd.		2,000	20,057
Assa Abloy AB "B"		1,200	20,680
Compagnie de Saint-Gobain		10,398	499,590
Daikin Industries Ltd.		400	14,772
Geberit AG (Registered)*		186	32,742
Owens Corning, Inc.*		12,800	329,344
Wienerberger AG*		23,226	431,298

			1,563,420
Commercial Services & Supplies 0.6%
Babcock International Group PLC		52,422	467,336
Brambles Ltd.		9,183	53,039
Consolidated Graphics, Inc.*		12,700	428,625
Dai Nippon Printing Co., Ltd.		1,000	13,799
Daiseki Co., Ltd. (a)		15,000	315,921
G4S PLC		8,103	32,558
M&F Worldwide Corp.*		12,900	468,141
R.R. Donnelley & Sons Co.		114,100	2,261,462
Ritchie Bros. Auctioneers, Inc.		900	18,922
Rollins, Inc.		7,900	155,472
Schawk, Inc.		11,600	149,408
Secom Co., Ltd.		300	13,435
Serco Group PLC		53,715	426,458
Standard Register Co. (a)		19,400	103,208
Stericycle, Inc.*		30,200	1,598,486
Toppan Printing Co., Ltd.		1,000	8,701
United Stationers, Inc.*		7,500	409,200
World Color Press, Inc.*		758	8,725

			6,932,896
Construction & Engineering 0.2%
ACS, Actividades de Construccion y Servicios SA		1,263	59,303
Aecom Technology Corp.*		16,000	431,520
Chicago Bridge & Iron Co. NV (NY Registered Shares)*		17,500	355,075
EMCOR Group, Inc.*		10,900	262,254
Ferrovial SA		3,856	40,280
JGC Corp.		1,000	18,588
Koninklijke Boskalis Westminster NV		888	31,003
Leighton Holdings Ltd.		851	28,594
Shaw Group, Inc.*		11,100	358,419
Skanska AB "B"		1,600	24,867
SNC-Lavalin Group, Inc.		800	36,639
URS Corp.*		3,400	152,592
Vinci SA		534	28,449

			1,827,583
Electrical Equipment 0.8%
A.O. Smith Corp.		6,400	272,512
ABB Ltd. (Registered)*		23,954	433,236
Alstom SA		416	27,715
AMETEK, Inc.		59,100	2,153,604
Emerson Electric Co.		63,559	2,640,241
EnerSys*		21,000	409,290
Gamesa Corp. Tecnologica SA		2,181	31,496
Hubbell, Inc. "B"		7,200	310,032
Mitsubishi Electric Corp.*		3,000	23,363
Prysmian SpA		24,231	441,257
Regal-Beloit Corp. (a)		3,300	156,420
Renewable Energy Corp. ASA*		8,000	46,130
Roper Industries, Inc.		34,800	1,742,784
Schneider Electric SA		412	42,344
SGL Carbon SE*		9,500	267,452
Sumitomo Electric Industries Ltd.		1,500	19,634
Thomas & Betts Corp.*		1,000	33,760
Vestas Wind Systems AS*		1,946	102,892

			9,154,162
Industrial Conglomerates 0.6%
3M Co.		29,200	2,350,308
Carlisle Companies, Inc.		33,600	1,126,272
Fraser & Neave Ltd.		3,000	8,807
General Electric Co.		155,900	2,506,872
Hutchison Whampoa Ltd.		22,000	149,609
Keppel Corp., Ltd.		12,000	70,972
Koninklijke (Royal) Philips Electronics NV		6,666	201,503
NWS Holdings Ltd.		12,000	19,560
Orkla ASA		16,200	145,786
SembCorp Industries Ltd.		7,000	17,311
Siemens AG (Registered)		6,346	568,647
Tredegar Corp.		23,300	376,994

			7,542,641
Machinery 0.9%
AB SKF "B"		1,800	27,788
Atlas Copco AB "A"		1,993	26,967
Atlas Copco AB "B"		1,894	22,797
Austal Ltd.		150,190	319,570
Bucyrus International, Inc.		10,400	544,752
Dover Corp.		46,091	1,976,382
FANUC Ltd.		7,459	711,603
Gardner Denver, Inc.		6,100	243,085
Graham Corp.		10,900	173,092
Hitachi Construction Machinery Co., Ltd.		600	12,561
Illinois Tool Works, Inc.		12,400	540,516
Joy Global, Inc.		11,600	530,584
Komatsu Ltd.		57,839	1,157,520
Kone Oyj "B"		3,354	134,817
Kubota Corp.		2,000	17,900
Metso Corp.		2,681	89,151
Mitsubishi Heavy Industries Ltd.		5,000	17,413
Nordson Corp.		6,000	339,240
Oshkosh Corp.		18,800	678,116
Parker Hannifin Corp.		28,000	1,565,480
Sandvik AB		2,914	31,620
Scania AB "B"		809	9,988
Schindler Holding AG		266	19,654
SMC Corp.		400	48,398
Tennant Co.		7,700	184,261
Timken Co.		26,700	598,347
TriMas Corp.*		3,500	20,720
Vallourec SA		105	18,113
Volvo AB "B"		2,241	18,833
Wartsila Corp.		2,227	104,026
Watts Water Technologies, Inc. "A"		6,800	196,724
Zardoya Otis SA		2,082	38,700

			10,418,718
Marine 0.1%
A P Moller-Maersk AS "A"		4	29,787
A P Moller-Maersk AS "B"		90	697,945
International Shipholding Corp.		6,700	184,652
Kuehne & Nagel International AG (Registered)		248	23,933
Mitsui O.S.K Lines Ltd.		2,000	12,532
Nippon Yusen Kabushiki Kaisha		2,000	6,933

			955,782
Professional Services 0.1%
Adecco SA (Registered)		573	30,970
Capita Group PLC		1,502	17,271
COMSYS IT Partners, Inc.*		12,600	159,264
Diamond Management & Technology Consultants, Inc.		5,100	37,740
Experian PLC		2,421	23,024
FTI Consulting, Inc.*		13,200	547,140
Michael Page International PLC		92,105	565,154
Randstad Holdings NV*		598	28,567
SGS SA (Registered)		21	27,035
Spherion Corp.*		26,400	148,896
The Advisory Board Co.*		600	19,374
VSE Corp.		1,300	65,871

			1,670,306
Road & Rail 0.3%
Asciano Group*		14,876	22,389
Canadian National Railway Co.		2,300	114,693
Canadian Pacific Railway Ltd.		800	37,768
Central Japan Railway Co.		2	14,688
ComfortDelGro Corp., Ltd.		25,000	28,171
Con-way, Inc.		3,700	105,894
DSV AS*		1,933	34,459
East Japan Railway Co.		500	33,567
Kansas City Southern*		3,100	92,070
Kintetsu Corp.		10,000	34,491
MTR Corp., Ltd.		20,000	64,594
Norfolk Southern Corp.		45,800	2,155,348
Northgate PLC*		60,628	208,211
Odakyu Electric Railway Co., Ltd.		3,000	24,354
Ryder System, Inc.		10,300	374,920
Tokyu Corp.		3,000	12,127
Werner Enterprises, Inc. (a)		9,200	181,976

			3,539,720
Trading Companies & Distributors 0.2%
Finning International, Inc.		1,800	29,207
Itochu Corp.		2,000	15,574
Marubeni Corp.		3,000	17,393
Mitsubishi Corp.		36,227	870,941
Mitsui & Co., Ltd.		56,280	822,546
PT AKR Corporindo Tbk		2,514,000	315,108
Sumitomo Corp.		1,600	17,973
WESCO International, Inc.*		15,700	435,204
Wolseley PLC*		995	21,942

			2,545,888
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA		3,075	62,388
Atlantia SpA		3,720	92,670
Koninklijke Vopak NV		5,669	423,605
Macquarie Atlas Roads Group*		2,288	1,862
Macquarie Infrastructure Group (Units)		11,440	12,254
Transurban Group (Units)		6,919	31,944

			624,723
Information Technology 9.1%
Communications Equipment 1.3%
Acme Packet, Inc.*		4,100	42,435
Alcatel-Lucent*		15,034	50,394
Aruba Networks, Inc.* (a)		44,800	465,472
Brocade Communications Systems, Inc.*		148,618	1,021,006
Cisco Systems, Inc.*		283,430	6,368,672
Harris Corp.		16,300	699,596
Loral Space & Communications, Inc.*		9,700	276,159
NETGEAR, Inc.*		23,000	474,720
Nokia Oyj		11,356	156,756
Oplink Communications, Inc.*		21,400	317,790
Plantronics, Inc.		16,200	428,004
QUALCOMM, Inc.		99,670	3,906,067
Research In Motion Ltd.*		4,100	258,711
Telefonaktiebolaget LM Ericsson "B"		71,778	696,241

			15,162,023
Computers & Peripherals 2.1%
Apple, Inc.*		50,580	9,717,430
Compal Electronics, Inc.		317,755	442,080
Compellent Technologies, Inc.*		20,200	401,576
Diebold, Inc.		10,600	281,642
EMC Corp.*		124,390	2,073,581
Fujitsu Ltd.		4,000	24,442
Hewlett-Packard Co.		68,600	3,229,002
International Business Machines Corp.		49,440	6,050,962
Lexmark International, Inc. "A"*		9,800	252,742
NEC Corp.*		9,000	23,191
NetApp, Inc.*		28,100	818,553
Toshiba Corp.*		14,000	76,462
Western Digital Corp.*		32,400	1,230,876

			24,622,539
Electronic Equipment, Instruments & Components 1.3%
Agilysys, Inc.		21,900	183,960
Arrow Electronics, Inc.*		79,300	2,083,211
Avnet, Inc.*		75,600	1,998,864
Benchmark Electronics, Inc.*		27,100	493,762
CTS Corp.		2,900	22,069
Dai-ichi Seiko Co., Ltd.		9,400	414,389
Fujifilm Holdings Corp.		1,000	32,030
Hirose Electric Co., Ltd.		100	10,666
Hitachi Ltd.*		7,000	23,991
Hoya Corp.		800	21,455
IBIDEN Co., Ltd.		600	20,439
Ingram Micro, Inc. "A"*		44,500	752,050
Insight Enterprises, Inc.*		3,100	35,681
Inspur International Ltd.		2,455,000	347,699
Itron, Inc.*		9,500	584,630
Jabil Circuit, Inc.		144,900	2,098,152
Keyence Corp.		100	23,062
Kingboard Chemical Holdings Ltd.		135,000	573,391
Kyocera Corp.		300	27,798
Mercury Computer Systems, Inc.*		5,164	61,658
Methode Electronics, Inc.		22,100	242,879
Multi-Fineline Electronix, Inc.*		13,800	329,406
Murata Manufacturing Co., Ltd.		400	21,984
Nan Ya Printed Circuit Board Corp.		56,000	236,550
Nidec Corp.		6,900	676,388
Nippon Electric Glass Co., Ltd.		2,000	28,242
OMRON Corp.		2,400	47,789
Plexus Corp.*		15,100	513,551
RadiSys Corp.*		7,700	57,827
Rotork PLC		13,181	266,142
ScanSource, Inc.*		18,100	511,506
Smart Modular Technologies (WWH), Inc.*		70,600	429,248
SYNNEX Corp.*		4,600	121,762
TDK Corp.		300	19,309
Tech Data Corp.*		4,900	199,675
Venture Corp., Ltd.		70,000	419,935
Vishay Intertechnology, Inc.*		139,500	1,051,830

			14,982,980
Internet Software & Services 0.7%
Google, Inc. "A"*		11,090	5,871,268
InfoSpace, Inc.*		2,900	26,883
Internet Initiative Japan, Inc.		138	241,329
LivePerson, Inc.*		42,900	271,986
LogMeIn, Inc.*		1,200	20,340
Meetic*		7,417	206,145
MercadoLibre, Inc.*		8,000	304,240
ModusLink Global Solutions, Inc.*		29,100	295,365
NIC, Inc.		49,000	415,520
United Internet AG (Registered)*		33,300	491,418
Yahoo! Japan Corp.		28	10,600

			8,155,094
IT Services 0.9%
Accenture PLC "A"		29,840	1,223,142
Acxiom Corp.*		4,900	75,362
Atos Origin SA*		562	26,041
Automatic Data Processing, Inc.		31,977	1,304,342
Broadridge Financial Solutions, Inc.		24,400	529,968
Cap Gemini SA		915	40,474
CGI Group, Inc. "A"*		2,000	26,355
CIBER, Inc.*		11,100	35,853
Cognizant Technology Solutions Corp. "A"*		26,600	1,161,356
Computer Sciences Corp.*		16,900	866,970
Convergys Corp.*		12,800	136,960
Euronet Worldwide, Inc.* (a)		7,700	157,234
Global Payments, Inc.		24,500	1,090,250
iGATE Corp.		33,600	339,360
Indra Sistemas SA		1,676	36,302
NeuStar, Inc. "A"*		1,700	38,182
NTT Data Corp.		3	9,323
RightNow Technologies, Inc.*		2,600	41,574
SAIC, Inc.*		96,700	1,772,511
TeleTech Holdings, Inc.*		24,400	464,576
Telvent GIT SA		8,700	313,374
VeriFone Holdings, Inc.*		29,100	517,689
Wright Express Corp.*		4,800	140,928

			10,348,126
Office Electronics 0.1%
Canon, Inc.		22,976	899,219
Konica Minolta Holdings, Inc.		1,000	10,178
Neopost SA		285	22,730
Ricoh Co., Ltd.		4,000	56,982

			989,109
Semiconductors & Semiconductor Equipment 1.0%
ARM Holdings PLC		204,921	625,964
ASML Holding NV		6,282	197,834
Atheros Communications*		17,000	545,190
Broadcom Corp. "A"*		93,180	2,489,770
Cirrus Logic, Inc.*		24,700	168,454
Diodes, Inc.*		15,100	251,868
Infineon Technologies AG*		5,870	32,376
Intel Corp.		185,100	3,590,940
Lam Research Corp.*		6,700	221,167
Micron Technology, Inc.*		62,700	546,744
RF Micro Devices, Inc.*		125,200	482,020
ROHM Co., Ltd.		200	13,410
Skyworks Solutions, Inc.*		43,400	550,746
STMicroelectronics NV		4,632	37,598
Texas Instruments, Inc.		58,400	1,314,000
Tokyo Electron Ltd.		300	18,189
Volterra Semiconductor Corp.*		22,900	446,321

			11,532,591
Software 1.7%
Autonomy Corp. PLC*		6,467	160,780
Bottomline Technologies, Inc.*		11,500	198,950
Check Point Software Technologies Ltd.*		29,000	927,420
Concur Technologies, Inc.*		7,200	285,480
Dassault Systemes SA		485	27,937
Interactive Intelligence, Inc.*		4,000	69,200
Jack Henry & Associates, Inc.		10,300	226,188
Manhattan Associates, Inc.*		16,200	339,714
Microsoft Corp.		331,100	9,330,398
MicroStrategy, Inc. "A"*		5,100	477,972
Nintendo Co., Ltd.		2,981	833,592
Norkom Group PLC*		92,646	195,433
Oracle Corp.		164,700	3,797,982
Quest Software, Inc.*		25,100	432,222
Renaissance Learning, Inc.		5,700	75,867
Rovi Corp.*		7,800	225,186
SAP AG		3,778	172,446
Solera Holdings, Inc.		17,400	576,114
Sourcefire, Inc.*		4,000	83,400
Symantec Corp.*		66,300	1,123,785
The Sage Group PLC		33,540	126,603
TiVo, Inc.*		21,000	189,420
Trend Micro, Inc.		500	18,646
VanceInfo Technologies, Inc. (ADR)*		25,900	415,177

			20,309,912
Materials 3.3%
Chemicals 1.6%
A. Schulman, Inc.		20,100	452,652
Air Liquide SA		760	80,873
Air Products & Chemicals, Inc.		27,648	2,100,142
Akzo Nobel NV		2,155	128,692
Asahi Kasei Corp.		4,000	19,841
Ashland, Inc.		33,300	1,345,653
Balchem Corp.		3,850	74,651
BASF SE		16,766	950,645
Cabot Corp.		7,200	185,616
Celanese Corp. "A"		26,300	765,330
E.I. du Pont de Nemours & Co.		19,700	642,417
Givaudan SA (Registered)		43	35,024
Huntsman Corp.		62,700	764,313
Incitec Pivot Ltd.		4,325	12,813
Innophos Holdings, Inc.		4,700	91,932
JSR Corp.		600	11,774
K+S AG		233	13,092
Koninklijke DSM NV		1,511	70,024
Kuraray Co., Ltd.		1,000	11,622
Linde AG		341	37,221
Lubrizol Corp.		15,700	1,156,933
Mitsubishi Chemical Holdings Corp.		3,500	14,603
Mitsui Chemicals, Inc.		2,000	5,357
Monsanto Co.		36,500	2,769,620
Nalco Holding Co.		17,500	412,650
NewMarket Corp.		700	63,154
Nitto Denko Corp.		500	19,230
Omnova Solutions, Inc.*		56,600	320,356
PolyOne Corp.*		64,600	481,270
Potash Corp. of Saskatchewan, Inc.		601	59,508
Praxair, Inc.		22,364	1,684,456
Shin-Etsu Chemical Co., Ltd.		15,027	782,660
Showa Denko KK		5,000	10,177
Solutia, Inc.*		33,600	462,000
Solvay SA		1,388	137,232
Stepan Co.		7,100	415,208
Sumitomo Chemical Co., Ltd.		6,000	26,893
Syngenta AG (Registered)		534	136,499
Taiyo Nippon Sanso Corp.		4,000	39,317
Teijin Ltd.		4,000	12,098
The Mosaic Co.		30,900	1,653,459
Toray Industries, Inc.		4,000	21,861
Ube Industries Ltd.		4,000	10,346
Umicore		2,572	78,683
W.R. Grace & Co.*		2,200	52,536
Yara International ASA		4,630	192,200
Zep, Inc.		6,500	143,780

			18,956,413
Construction Materials 0.1%
CRH PLC (b)		31,987	767,500
CRH PLC (b)		8,310	199,483
Holcim Ltd. (Registered)		1,277	87,924
Lafarge SA		989	73,121
Martin Marietta Materials, Inc. (a)		2,900	229,622

			1,357,650
Containers & Packaging 0.2%
AEP Industries, Inc.*		4,700	164,077
Bway Holding Co.*		6,011	102,548
FP Corp.		4,600	221,623
Owens-Illinois, Inc.*		17,000	462,740
Sonoco Products Co.		62,333	1,730,364
Toyo Seikan Kaisha Ltd.		800	11,263

			2,692,615
Metals & Mining 1.0%
Agnico-Eagle Mines Ltd.		300	15,165
Anglo American PLC*		1,879	68,178
ArcelorMittal		23,603	903,212
Barrick Gold Corp.		1,600	55,545
BHP Billiton Ltd.		37,298	1,292,696
BHP Billiton PLC		2,896	85,059
Cliffs Natural Resources, Inc.		10,400	415,480
Commercial Metals Co.		3,300	45,342
Freeport-McMoRan Copper & Gold, Inc.		46,000	3,067,740
Goldcorp, Inc.		1,300	44,061
Ivanhoe Mines Ltd.*		1,700	23,817
JFE Holdings, Inc.		2,200	76,370
Kinross Gold Corp. (b)		64,567	1,049,859
Kinross Gold Corp. (b)		1,300	21,046
Kobe Steel Ltd.*		9,000	16,028
Mitsubishi Materials Corp.*		4,000	10,337
Newcrest Mining Ltd.		837	22,963
Nippon Steel Corp.		24,000	86,828
Norsk Hydro ASA*		16,600	119,566
North American Palladium Ltd.*		54,900	187,209
Northam Platinum Ltd.		37,731	245,366
OneSteel Ltd.		3,472	9,504
Outokumpu Oyj		2,880	51,665
Randgold Resources Ltd. (ADR) (a)		3,700	255,041
Rautaruukki Oyj		1,934	39,442
Reliance Steel & Aluminum Co.		9,800	399,252
Rio Tinto Ltd.		759	45,312
Rio Tinto PLC		1,711	82,099
Sims Metal Management Ltd.		501	9,420
SSAB AB "A"		3,897	62,866
SSAB AB "B"		2,451	36,265
Steel Dynamics, Inc.		31,500	478,170
Sumitomo Metal Industries Ltd.		17,000	46,595
Sumitomo Metal Mining Co., Ltd.		2,000	27,613
Teck Resources Ltd. "B"*		1,200	39,291
ThyssenKrupp AG		652	20,602
Vedanta Resources PLC		477	18,179
Vista Gold Corp.*		48,800	107,848
voestalpine AG		16,946	588,591
Walter Energy, Inc.		600	38,952
Xstrata PLC*		59,905	979,629
Yamana Gold, Inc.		700	7,051

			11,195,254
Paper & Forest Products 0.4%
Buckeye Technologies, Inc.*		22,900	261,976
Clearwater Paper Corp.*		9,842	481,569
Domtar Corp.* (a)		5,800	281,706
Holmen AB "B"		1,156	27,731
International Paper Co.		55,700	1,276,087
KapStone Paper & Packaging Corp.*		14,400	133,056
MeadWestvaco Corp.		12,600	303,282
Nippon Paper Group, Inc.		1,100	28,658
OJI Paper Co., Ltd.		3,000	12,632
Schweitzer-Mauduit International, Inc.		10,500	790,020
Stora Enso Oyj "R"*		10,870	67,064
Svenska Cellulosa AB "B"		12,657	171,172
UPM-Kymmene Oyj		9,755	106,938

			3,941,891
Telecommunication Services 2.5%
Diversified Telecommunication Services 1.9%
AT&T, Inc.		279,616	7,091,062
Atlantic Tele-Network, Inc.		3,700	179,191
BCE, Inc. (b)		49,919	1,285,414
BCE, Inc. (b)		6,100	156,715
Belgacom SA		10,891	395,879
BT Group PLC		32,185	70,635
Cable & Wireless PLC		10,538	23,728
CenturyTel, Inc.		72,222	2,456,270
Deutsche Telekom AG (ADR)		96,354	1,240,076
Deutsche Telekom AG (Registered)		38,896	503,533
France Telecom SA		44,857	1,031,391
HickoryTech Corp.		4,900	41,650
Iliad SA		233	25,786
Koninklijke (Royal) KPN NV		54,680	906,801
Nippon Telegraph & Telephone Corp.		7,800	329,464
Qwest Communications International, Inc. (a)		208,700	878,627
Singapore Telecommunications Ltd.		125,000	265,764
Swisscom AG (Registered)		1,548	563,067
Tele2 AB "B"		3,037	42,707
Telecom Italia SpA		253,760	377,062
Telecom Italia SpA (RSP)		136,053	158,011
Telefonica SA		30,099	722,977
Telenor ASA*		21,700	282,817
TeliaSonera AB		15,956	106,967
Telstra Corp., Ltd.		99,975	294,895
Telus Corp.		600	18,591
Telus Corp. (Non-Voting Shares)		700	20,989
Verizon Communications, Inc.		117,398	3,453,849

			22,923,918
Wireless Telecommunication Services 0.6%
American Tower Corp. "A"*		46,000	1,952,700
China Mobile Ltd.		94,783	894,616
KDDI Corp.		45	237,312
Millicom International Cellular SA (SDR)		604	43,287
Mobistar SA		2,118	133,515
NTT DoCoMo, Inc.		235	351,250
Rogers Communications, Inc. "B"		3,600	112,318
Softbank Corp.		11,200	285,122
StarHub Ltd.		15,000	23,101
USA Mobility, Inc.		26,800	278,452
Vodafone Group PLC		210,174	451,517
Vodafone Group PLC (ADR)		85,993	1,845,410

			6,608,600
Utilities 2.4%
Electric Utilities 1.6%
Allegheny Energy, Inc.		84,647	1,773,355
American Electric Power Co., Inc.		46,113	1,597,816
Chubu Electric Power Co., Inc.		5,700	144,778
Chugoku Electric Power Co., Inc.		1,200	23,569
CLP Holdings Ltd.		18,000	121,717
Duke Energy Corp.		65,615	1,084,616
E.ON AG		24,344	893,831
Edison International		13,500	449,820
EDP - Energias de Portugal SA		30,544	120,851
Electricite de France		11,141	600,434
Enel SpA		33,938	183,295
Entergy Corp.		16,882	1,288,265
Exelon Corp.		75,555	3,446,819
FirstEnergy Corp.		71,611	3,123,672
Fortis, Inc.		4,700	121,758
Fortum Oyj		46,965	1,196,588
Hokkaido Electric Power Co., Inc.		1,900	36,278
Hokuriku Electric Power Co.		1,600	34,681
HongKong Electric Holdings Ltd.		11,500	64,309
Iberdrola SA		13,150	111,779
IDACORP, Inc.		1,200	37,620
Kansai Electric Power Co., Inc.		6,500	148,192
Kyushu Electric Power Co., Inc.		3,200	69,374
MGE Energy, Inc.		1,300	43,459
Scottish & Southern Energy PLC		4,572	85,190
Shikoku Electric Power Co., Inc.		1,500	41,041
Southern Co.		40,579	1,298,528
SP Ausnet		149,825	118,199
Tohoku Electric Power Co., Inc.		4,600	92,667
Tokyo Electric Power Co., Inc.		10,900	293,982

			18,646,483
Gas Utilities 0.2%
Enagas		870	18,063
Gas Natural SDG SA		1,085	21,510
Hong Kong & China Gas Co., Ltd.		39,600	85,919
National Fuel Gas Co.		4,700	220,524
Nicor, Inc.		5,500	222,860
Osaka Gas Co., Ltd.		22,000	77,453
Piedmont Natural Gas Co., Inc. (a)		21,300	546,771
Questar Corp.		1,800	74,664
Snam Rete Gas SpA		9,690	45,542
Southwest Gas Corp.		12,300	340,341
Toho Gas Co., Ltd.		6,000	31,498
Tokyo Gas Co., Ltd.		19,000	76,960

			1,762,105
Independent Power Producers & Energy Traders 0.2%
AES Corp.*		30,900	390,267
Calpine Corp.*		9,800	107,310
Constellation Energy Group, Inc.		6,500	209,820
Drax Group PLC		2,119	13,900
EDP Renovaveis SA*		3,596	30,909
Electric Power Development Co., Ltd.		1,000	29,106
Iberdrola Renovables SA		4,169	18,510
International Power PLC		8,058	41,090
NRG Energy, Inc.*		45,067	1,086,566
TransAlta Corp.		5,900	122,828

			2,050,306
Multi-Utilities 0.4%
AGL Energy Ltd.		47,250	577,821
Canadian Utilities Ltd. "A"		1,800	72,825
Centrica PLC		22,726	97,560
Consolidated Edison, Inc.		8,200	358,668
GDF Suez		2,378	90,166
MDU Resources Group, Inc.		10,400	229,008
National Grid PLC		8,812	88,707
NSTAR		4,200	144,228
PG&E Corp.		64,740	2,734,618
Public Service Enterprise Group, Inc.		13,600	416,024
RWE AG		838	74,266
Suez Environnement Co.		863	19,607
United Utilities Group PLC		4,223	36,152
Veolia Environnement		995	32,610

			4,972,260
Water Utilities 0.0%
American States Water Co.		8,800	292,336
Severn Trent PLC		1,502	26,952

			319,288

Total Common Stocks (Cost $574,179,351)			643,602,530
Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Porsche Automobil Holding SE		101	5,726
Volkswagen AG		195	15,754

			21,480
Consumer Staples 0.0%
Henkel AG & Co. KGaA		5,958	303,003
Health Care 0.0%
Fresenius SE		295	20,102

Total Preferred Stocks (Cost $306,445)			344,585
Rights 0.0%
Industrials 0.0%
PT AKR Corporindo Tbk, Expiration Date 2/10/2010*		502,800	17,208
Materials 0.0%
Hebei CoalChem Holdings Ltd., Expiration Date 1/27/2010*		7,941	0

Total Rights (Cost $0)			17,208
Warrants 0.1%
Financials 0.1%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*		75,400	848
UBS AG, Expiration Date 8/31/2011*		536,060	1,242,267

			1,243,115
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*		858	3,318
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*		506	0

Total Warrants (Cost $1,017,176)			1,246,433

		Principal Amount ($) (c)	Value ($)

Corporate Bonds 7.4%
Consumer Discretionary 0.7%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		135,000	132,300
8.75%, 6/1/2019		120,000	124,200
American Achievement Corp., 144A, 8.25%, 4/1/2012		45,000	44,887
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014		75,000	77,437
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		105,000	100,275
8.0%, 3/15/2014		50,000	50,130
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		75,000	16,500
Carrols Corp., 9.0%, 1/15/2013		45,000	45,675
CBS Corp., 7.875%, 7/30/2030		1,250,000	1,370,975
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		15,000	15,338
Series B, 144A, 9.25%, 12/15/2017		20,000	20,600
CSC Holdings LLC, 6.75%, 4/15/2012		10,000	10,400
DISH DBS Corp.:
6.625%, 10/1/2014		130,000	129,025
7.125%, 2/1/2016		95,000	95,237
Dollarama Group Holdings LP, 7.206% ***, 8/15/2012 (d)		108,000	109,080
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		100,000	1,000
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		45,000	48,825
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		90,000	89,437
Group 1 Automotive, Inc., 8.25%, 8/15/2013		50,000	50,125
Hertz Corp., 8.875%, 1/1/2014		195,000	196,462
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		50,000	44,438
Lamar Media Corp., Series C, 6.625%, 8/15/2015		20,000	19,050
MGM MIRAGE:
144A, 10.375%, 5/15/2014		65,000	71,337
144A, 11.125%, 11/15/2017		85,000	95,625
Norcraft Holdings LP, 9.75%, 9/1/2012		114,000	110,580
Penske Automotive Group, Inc., 7.75%, 12/15/2016		180,000	173,250
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		65,000	657
Sabre Holdings Corp., 8.35%, 3/15/2016		80,000	74,600
Seminole Hard Rock Entertainment, Inc., 144A, 2.754% ***, 3/15/2014		45,000	39,713
Simmons Co., 10.0%, 12/15/2014 **		310,000	25,575
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		90,000	90,900
TCI Communications, Inc., 8.75%, 8/1/2015		1,638,000	2,006,064
Time Warner Cable, Inc., 8.25%, 2/14/2014		500,000	593,972
Time Warner, Inc., 5.875%, 11/15/2016		540,000	590,904
Travelport LLC:
4.881% ***, 9/1/2014		70,000	68,250
9.875%, 9/1/2014		15,000	15,788
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		20,000	600
United Components, Inc., 9.375%, 6/15/2013		15,000	14,850
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	140,000	201,874
144A, 10.375%, 2/15/2015		75,000	78,844
UPC Holding BV, 144A, 7.75%, 1/15/2014	EUR	90,000	123,537
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		116,186	43,570
Viacom, Inc., 6.875%, 4/30/2036		700,000	758,083
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		70,000	75,075
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		430,000	3,010

			8,048,054
Consumer Staples 0.5%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		1,750,000	2,075,701
ConAgra Foods, Inc., 7.0%, 4/15/2019		600,000	694,286
CVS Caremark Corp.:
6.125%, 9/15/2039		300,000	296,939
6.25%, 6/1/2027		1,200,000	1,233,230
Dr. Pepper Snapple Group, Inc., 6.12%, 5/1/2013		750,000	837,523
General Nutrition Centers, Inc., 5.178% ***, 3/15/2014 (PIK)		55,000	51,013
Ingles Markets, Inc., 8.875%, 5/15/2017		40,000	41,450
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		526,750	405,598
SUPERVALU, Inc., 8.0%, 5/1/2016		35,000	35,000

			5,670,740
Energy 1.0%
Anadarko Petroleum Corp., 6.45%, 9/15/2036		750,000	771,244
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018		185,000	203,037
Belden & Blake Corp., 8.75%, 7/15/2012		416,000	399,360
Bristow Group, Inc., 7.5%, 9/15/2017 (a)		95,000	95,713
Cenovus Energy, Inc., 144A, 5.7%, 10/15/2019		168,000	177,613
Chaparral Energy, Inc., 8.5%, 12/1/2015		120,000	103,800
Chesapeake Energy Corp.:
6.25%, 1/15/2018		50,000	47,375
6.875%, 1/15/2016		115,000	113,275
6.875%, 11/15/2020		25,000	24,063
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	1,084,419
Devon Energy Corp., 5.625%, 1/15/2014		1,250,000	1,367,285
El Paso Corp., 7.25%, 6/1/2018		90,000	92,479
Enterprise Products Operating LLC:
6.125%, 10/15/2039		860,000	850,046
Series L, 6.3%, 9/15/2017		680,000	749,225
Frontier Oil Corp., 6.625%, 10/1/2011		65,000	65,000
KCS Energy, Inc., 7.125%, 4/1/2012		345,000	344,137
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015		197,000	215,380
7.3%, 8/15/2033		1,140,000	1,278,876
Linn Energy LLC, 144A, 11.75%, 5/15/2017		120,000	136,500
Mariner Energy, Inc.:
7.5%, 4/15/2013		75,000	75,750
8.0%, 5/15/2017		65,000	63,538
Newfield Exploration Co., 7.125%, 5/15/2018		135,000	136,687
ONEOK Partners LP, 8.625%, 3/1/2019		1,480,000	1,848,008
OPTI Canada, Inc.:
7.875%, 12/15/2014		125,000	108,438
8.25%, 12/15/2014		215,000	189,200
Petrohawk Energy Corp., 7.875%, 6/1/2015		50,000	51,250
Plains Exploration & Production Co., 7.0%, 3/15/2017		65,000	64,106
Quicksilver Resources, Inc., 7.125%, 4/1/2016		220,000	208,725
Regency Energy Partners LP:
8.375%, 12/15/2013		105,000	109,725
144A, 9.375%, 6/1/2016		125,000	135,469
Stone Energy Corp., 6.75%, 12/15/2014		95,000	86,450
Whiting Petroleum Corp., 7.25%, 5/1/2013		20,000	20,250
Williams Companies, Inc., 8.125%, 3/15/2012		275,000	314,875

			11,531,298
Financials 3.0%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		190,000	171,950
American Express Co., 7.0%, 3/19/2018		1,411,000	1,583,790
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		111,800	39,130
Bank of America Corp., 7.625%, 6/1/2019		3,000,000	3,432,396
Barclays Bank PLC:
Series 1, 5.0%, 9/22/2016		320,000	328,950
5.2%, 7/10/2014		285,000	304,796
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		45,000	7,650
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		105,000	107,100
Capital One Bank USA NA, 8.8%, 7/15/2019		500,000	606,335
Citigroup, Inc.:
6.125%, 5/15/2018		1,500,000	1,506,579
8.125%, 7/15/2039		1,200,000	1,360,763
8.5%, 5/22/2019		474,000	552,653
Conproca SA de CV, REG S, 12.0%, 6/16/2010		297,635	309,481
Credit Suisse AG, 5.4%, 1/14/2020		322,000	321,572
DuPont Fabros Technology LP, (REIT), 144A, 8.5%, 12/15/2017		60,000	61,500
FCE Bank PLC, 9.375%, 1/17/2014	EUR	100,000	143,849
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		395,000	399,827
9.875%, 8/10/2011		285,000	298,172
General Electric Capital Corp.:
Series A, 5.25%, 10/19/2012		1,750,000	1,869,128
6.0%, 8/7/2019		710,000	734,909
GMAC, Inc., 6.875%, 9/15/2011		459,000	459,000
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		570,000	509,992
Hellas Telecommunications Luxembourg V, 144A, 4.684% ***, 10/15/2012	EUR	100,000	106,067
iPayment, Inc., 9.75%, 5/15/2014		80,000	67,800
JPMorgan Chase & Co., 6.3%, 4/23/2019		2,140,000	2,366,281
Lincoln National Corp., 8.75%, 7/1/2019		710,000	862,842
MetLife, Inc.:
6.75%, 6/1/2016		405,000	463,677
7.717%, 2/15/2019		750,000	899,673
Morgan Stanley:
Series F, 6.625%, 4/1/2018		900,000	984,107
7.3%, 5/13/2019		450,000	508,349
National Money Mart Co., 144A, 10.375%, 12/15/2016		115,000	121,325
National Rural Utilities Cooperative Finance Corp., Series C, 7.25%, 3/1/2012		1,400,000	1,556,720
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		290,000	363
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		100,000	93,000
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015		105,000	105,525
PNC Bank NA, 6.875%, 4/1/2018		1,300,000	1,448,686
Principal Financial Group, Inc., 7.875%, 5/15/2014		1,170,000	1,339,167
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		350,000	372,833
6.2%, 1/15/2015		390,000	432,836
7.375%, 6/15/2019		115,000	132,407
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		17,000	17,935
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		1,500,000	1,539,211
Simon Property Group LP, (REIT), 6.75%, 5/15/2014		225,000	250,147
Sprint Capital Corp.:
7.625%, 1/30/2011		75,000	76,031
8.375%, 3/15/2012		310,000	315,425
Telecom Italia Capital SA, 5.25%, 11/15/2013		800,000	854,458
Telefonica Emisiones SAU, 5.877%, 7/15/2019		320,000	343,689
The Goldman Sachs Group, Inc.:
6.0%, 5/1/2014		365,000	399,809
6.15%, 4/1/2018		1,500,000	1,596,045
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		235,000	1,469
UCI Holdco, Inc., 9.25% ***, 12/15/2013 (PIK)		125,403	115,684
Virgin Media Finance PLC, 8.75%, 4/15/2014		90,000	92,475
Wachovia Corp., Series G, 5.5%, 5/1/2013		1,790,000	1,940,807
Westpac Banking Corp., 4.875%, 11/19/2019		666,000	662,673
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	250,000	364,823
144A, 12.0%, 12/1/2015		75,000	80,812

			35,622,673
Health Care 0.7%
Community Health Systems, Inc., 8.875%, 7/15/2015		425,000	439,344
Express Scripts, Inc.:
6.25%, 6/15/2014		930,000	1,042,282
7.25%, 6/15/2019		460,000	536,245
HCA, Inc.:
144A, 8.5%, 4/15/2019		150,000	158,625
9.125%, 11/15/2014		115,000	119,887
9.25%, 11/15/2016		430,000	453,650
9.625%, 11/15/2016 (PIK)		131,000	138,860
HEALTHSOUTH Corp., 10.75%, 6/15/2016		60,000	64,950
IASIS Healthcare LLC, 8.75%, 6/15/2014		95,000	96,425
McKesson Corp., 7.5%, 2/15/2019		625,000	751,062
Medco Health Solutions, Inc., 7.125%, 3/15/2018		1,499,000	1,727,638
Merck & Co., Inc.:
5.0%, 6/30/2019		454,000	475,469
5.85%, 6/30/2039		106,000	112,499
Quest Diagnostics, Inc., 6.95%, 7/1/2037		845,000	959,738
The Cooper Companies, Inc., 7.125%, 2/15/2015		150,000	147,375
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		55,000	57,062
Zimmer Holdings, Inc., 4.625%, 11/30/2019		380,000	381,907

			7,663,018
Industrials 0.4%
Actuant Corp., 6.875%, 6/15/2017		60,000	58,350
Allied Waste North America, Inc.:
6.125%, 2/15/2014		650,000	667,854
6.875%, 6/1/2017		660,000	712,800
ARAMARK Corp., 8.5%, 2/1/2015		30,000	30,075
BE Aerospace, Inc., 8.5%, 7/1/2018		160,000	167,600
Belden, Inc., 7.0%, 3/15/2017		75,000	72,938
Cenveo Corp., 144A, 10.5%, 8/15/2016		25,000	26,250
Congoleum Corp., 8.625%, 8/1/2008 **		572,000	120,120
Corrections Corp. of America, 7.75%, 6/1/2017		30,000	30,825
Esco Corp., 144A, 4.129% ***, 12/15/2013		50,000	46,250
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		60,000	60,000
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		90,000	79,875
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		65,000	64,025
7.625%, 12/1/2013		400,000	402,000
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		90,000	89,775
Mobile Mini, Inc., 9.75%, 8/1/2014		90,000	93,600
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		115,000	114,281
Owens Corning, Inc., 9.0%, 6/15/2019		40,000	45,988
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **		250,000	25,000
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		65,000	65,163
Titan International, Inc., 8.0%, 1/15/2012		265,000	263,675
TransDigm, Inc., 7.75%, 7/15/2014		45,000	45,338
United Rentals North America, Inc.:
7.0%, 2/15/2014		210,000	195,562
10.875%, 6/15/2016		130,000	141,862
Waste Management, Inc., 6.375%, 3/11/2015		1,170,000	1,323,044

			4,942,250
Information Technology 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		105,000	73,763
L-3 Communications Corp.:
5.875%, 1/15/2015		105,000	106,313
Series B, 6.375%, 10/15/2015		115,000	116,437
MasTec, Inc., 7.625%, 2/1/2017		105,000	100,931
SunGard Data Systems, Inc., 10.25%, 8/15/2015		255,000	264,562
Vangent, Inc., 9.625%, 2/15/2015		80,000	74,000
Xerox Corp., 5.625%, 12/15/2019		220,000	227,491

			963,497
Materials 0.3%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		45,000	36,450
ARCO Chemical Co., 9.8%, 2/1/2020 **		635,000	501,650
Clondalkin Acquisition BV, 144A, 2.254% ***, 12/15/2013		90,000	81,900
CPG International I, Inc., 10.5%, 7/1/2013		195,000	190,612
Crown Americas LLC, 144A, 7.625%, 5/15/2017		30,000	30,750
Domtar Corp., 10.75%, 6/1/2017		70,000	81,200
Dow Chemical Co., 8.55%, 5/15/2019		75,000	89,694
Exopack Holding Corp., 11.25%, 2/1/2014		255,000	263,287
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		622,934	498,347
10.0%, 3/31/2015		613,760	491,008
Georgia Gulf Corp., 144A, 9.0%, 1/15/2017		10,000	10,275
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017		50,000	51,250
Graphic Packaging International, Inc., 9.5%, 6/15/2017		85,000	90,738
Hexcel Corp., 6.75%, 2/1/2015		305,000	293,562
Innophos, Inc., 8.875%, 8/15/2014		35,000	35,700
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		40,000	32,400
NewMarket Corp., 7.125%, 12/15/2016		195,000	193,050
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		160,000	166,400
Pliant Corp., 11.85%, 6/15/2009 **		10	9
Radnor Holdings Corp., 11.0%, 3/15/2010 **		120,000	12
Silgan Holdings, Inc., 7.25%, 8/15/2016		80,000	83,000
Teck Resources Ltd.:
9.75%, 5/15/2014		75,000	85,688
10.25%, 5/15/2016		75,000	85,688
10.75%, 5/15/2019		185,000	217,837
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		95,000	95,000
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		137,849	117,861

			3,823,368
Telecommunication Services 0.4%
AT&T Mobility LLC, 6.5%, 12/15/2011		1,125,000	1,228,355
BCM Ireland Preferred Equity Ltd., 144A, 7.714% ***, 2/15/2017 (PIK)	EUR	248,060	166,293
CenturyTel, Inc.:
Series Q, 6.15%, 9/15/2019		275,000	285,922
Series P, 7.6%, 9/15/2039		325,000	340,465
Cincinnati Bell, Inc., 8.375%, 1/15/2014		85,000	85,637
Cricket Communications, Inc.:
9.375%, 11/1/2014		180,000	179,100
10.0%, 7/15/2015		155,000	155,387
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		48,802	26,841
Intelsat Corp.:
9.25%, 8/15/2014		30,000	30,600
9.25%, 6/15/2016		415,000	431,600
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/2015		190,000	194,750
iPCS, Inc., 2.406% ***, 5/1/2013		35,000	32,550
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		185,000	186,156
Millicom International Cellular SA, 10.0%, 12/1/2013		270,000	278,775
Qwest Corp.:
7.875%, 9/1/2011		210,000	219,975
8.875%, 3/15/2012		45,000	48,319
Stratos Global Corp., 9.875%, 2/15/2013		55,000	57,750
Telesat Canada, 11.0%, 11/1/2015		245,000	273,787
Verizon Communications, Inc., 6.35%, 4/1/2019		50,000	55,339
Windstream Corp.:
7.0%, 3/15/2019		90,000	84,263
144A, 7.875%, 11/1/2017		90,000	88,875
8.625%, 8/1/2016		15,000	15,394

			4,466,133
Utilities 0.3%
AES Corp.:
8.0%, 10/15/2017		110,000	110,825
8.0%, 6/1/2020		95,000	95,237
144A, 8.75%, 5/15/2013		546,000	556,920
DTE Energy Co., 7.625%, 5/15/2014		305,000	351,889
Energy Future Holdings Corp., 10.875%, 11/1/2017		115,000	90,850
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		313,000	333,503
Kinder Morgan, Inc., 6.5%, 9/1/2012		45,000	46,744
Mirant Americas Generation LLC, 8.3%, 5/1/2011		130,000	132,437
Mirant North America LLC, 7.375%, 12/31/2013		60,000	59,700
NRG Energy, Inc.:
7.25%, 2/1/2014		180,000	180,675
7.375%, 2/1/2016		165,000	164,175
7.375%, 1/15/2017		260,000	258,375
NV Energy, Inc.:
6.75%, 8/15/2017		80,000	80,658
8.625%, 3/15/2014		31,000	31,930
Sempra Energy, 6.5%, 6/1/2016		625,000	698,296
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		105,000	82,163

			3,274,377

Total Corporate Bonds (Cost $82,444,680)			86,005,408
Asset-Backed 0.3%
Automobile Receivables 0.2%
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		1,517,000	1,628,171
Credit Card Receivables 0.1%
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.333% ***, 5/16/2016		1,300,000	1,317,754

Total Asset-Backed (Cost $2,833,875)			2,945,925
Mortgage-Backed Securities Pass-Throughs 9.0%
Federal Home Loan Bank, 6.0%, 11/1/2021		716,069	778,367
Federal National Mortgage Association:
4.151% ***, 3/1/2036		2,730,139	2,871,435
4.5%, with various maturities from 7/1/2020 until 7/1/2038 (e)		10,729,872	11,123,209
4.926% ***, 8/1/2037		1,637,720	1,714,861
5.0%, with various maturities from 8/1/2035 until 2/1/2038 (e)		12,465,347	12,979,541
5.5%, with various maturities from 4/1/2035 until 4/1/2038 (e)		21,059,481	22,291,453
6.0%, with various maturities from 3/1/2036 until 8/1/2037		16,105,164	17,346,012
6.5%, with various maturities from 4/1/2017 until 9/1/2038		7,469,843	8,147,952
8.0%, 9/1/2015		407,187	447,513
Government National Mortgage Association:
4.5%, 2/1/2039 (e)		19,250,000	19,504,160
5.0%, 2/1/2038 (e)		7,000,000	7,290,391
6.5%, 8/20/2034		279,018	303,835

Total Mortgage-Backed Securities Pass-Throughs (Cost $102,036,830)			104,798,729
Commercial Mortgage-Backed Securities 0.8%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-3, 5.658% ***, 6/10/2049		1,350,000	1,190,036
"A4", Series 2007-2, 5.689% ***, 4/10/2049		1,500,000	1,339,842
"A4", Series 2007-4, 5.744% ***, 2/10/2051		2,000,000	1,856,976
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG11, 5.736%, 12/10/2049		2,850,000	2,657,012
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		3,000,000	2,712,253

Total Commercial Mortgage-Backed Securities (Cost $8,568,726)			9,756,119
Government & Agency Obligations 13.7%
Other Government Related 2.3%
Bank of America Corp., Series L, FDIC Guaranteed, 2.1%, 4/30/2012		4,500,000	4,588,245
Citigroup, Inc., FDIC Guaranteed, 2.125%, 4/30/2012		3,000,000	3,060,483
General Electric Capital Corp., Series G, FDIC Guaranteed, 2.2%, 6/8/2012		12,000,000	12,255,564
PNC Funding Corp., FDIC Guaranteed, 2.3%, 6/22/2012		7,000,000	7,172,928

			27,077,220
Sovereign Bonds 3.3%
Federal Republic of Germany, 2.25%, 4/15/2013	EUR	790,981	1,160,523
Government of Canada, 4.0%, 12/1/2031	CAD	1,588,129	2,188,507
Government of France:
1.0%, 7/25/2017	EUR	936,434	1,295,444
1.6%, 7/25/2011	EUR	2,715,955	3,878,301
2.25%, 7/25/2020	EUR	986,011	1,462,254
3.15%, 7/25/2032	EUR	2,283,500	3,950,528
Government of Japan, Series 9, 1.1%, 9/10/2016	JPY	239,520,000	2,604,430
Government of Sweden, Series 3105, 3.5%, 12/1/2015	SEK	9,500,000	1,738,087
Republic of Italy, 2.1%, 9/15/2017	EUR	4,228,723	5,997,093
Republic of Poland, 6.375%, 7/15/2019		385,000	416,543
State of Qatar, 144A, 6.4%, 1/20/2040		350,000	347,375
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	1,820,513	3,200,810
1.25%, 11/22/2032	GBP	498,730	859,475
1.875%, 11/22/2022	GBP	1,421,699	2,495,914
2.0%, 1/26/2035	GBP	847,000	2,116,573
2.5%, 8/16/2013	GBP	450,000	1,898,250
2.5%, 7/26/2016	GBP	398,000	1,874,440
2.5%, 4/16/2020	GBP	361,000	1,710,922

			39,195,469
US Treasury Obligations 8.1%
US Treasury Bills:
0.11% ****, 3/18/2010 (f)		454,000	453,979
0.19% ****, 3/18/2010 (f)		14,711,000	14,710,323
US Treasury Bond, 4.75%, 2/15/2037		3,500,000	3,660,783
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025		3,785,114	4,071,068
3.625%, 4/15/2028		2,006,235	2,517,199
3.875%, 4/15/2029		1,644,875	2,148,105
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		667,296	711,191
2.0%, 1/15/2014		427,324	456,368
2.0%, 1/15/2016		1,744,962	1,867,654
2.375%, 4/15/2011		2,430,410	2,519,271
2.375%, 1/15/2017		2,735,385	2,995,460
2.5%, 7/15/2016		1,815,633	2,004,430
US Treasury Notes:
0.875%, 3/31/2011 (a)		8,000,000	8,046,872
1.75%, 1/31/2014 (a)		7,000,000	6,965,546
3.125%, 5/15/2019 (a)		22,000,000	21,242,034
4.5%, 11/15/2015 (a)		18,000,000	19,843,596

			94,213,879

Total Government & Agency Obligations (Cost $155,249,134)			160,486,568
Loan Participations and Assignments 0.1%
Senior Loans ***
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010 **		233,333	0
Golden Nugget, Inc., Second Lien Term Loan, 3.51%, 12/31/2014		100,000	40,900
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.231%, 3/26/2014		49,543	37,359
Letter of Credit, 2.251%, 3/26/2014		2,939	2,216
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563%, 5/6/2013		245,060	233,512
Term Loan C2, 2.563%, 5/6/2013		32,360	30,835
IASIS Healthcare LLC, Term Loan, 5.499%, 6/13/2014 (PIK)		250,258	234,617
Sabre, Inc., Term Loan B, 2.499%, 9/30/2014		78,657	70,653
Sbarro, Inc., Term Loan, 4.741%, 1/31/2014		55,000	49,139
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, 3.731%, 10/10/2014		291,524	239,491
Term Loan B3, 3.731%, 10/10/2014		365,736	298,989

Total Loan Participations and Assignments (Cost $1,672,625)			1,237,711
Municipal Bonds and Notes 0.0%
Illinois, State General Obligation, 4.421%, 1/1/2015 (g) (Cost $450,000)		450,000	461,408
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (h)		889,000	632,870
Xerox Capital Trust I, 8.0%, 2/1/2027		80,000	79,200

			712,070
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		141,000	95,176

Total Preferred Securities (Cost $1,108,485)			807,246

		Shares	Value ($)
Exchange-Traded Funds 7.1%
iShares Barclays Aggregate Bond Fund		443,681	46,431,216
iShares MSCI Japan Index Fund		175,100	1,722,984
Vanguard Emerging Markets		918,517	35,160,831

Total Exchange-Traded Funds (Cost $66,783,131)			83,315,031
Securities Lending Collateral 6.4%
Daily Assets Fund Institutional, 0.17% (i) (j) (Cost $74,704,302)		74,704,302	74,704,302
Cash Equivalents 10.3%
Central Cash Management Fund, 0.17% (i) (Cost $119,857,831)		119,857,831	119,857,831

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,191,212,591) †	110.4	1,289,587,034
Other Assets and Liabilities, Net (a)	(10.4)	(120,969,525)

Net Assets	100.0	1,168,617,509

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	233,333	USD	233,333	0
ARCO Chemical Co.	9.8%	2/1/2020	635,000	USD	574,897	501,650
Buffalo Thunder Development Authority	9.375%	12/15/2014	45,000	USD	45,000	7,650
CanWest MediaWorks LP	9.25%	8/1/2015	75,000	USD	75,000	16,500
Congoleum Corp.	8.625%	8/1/2008	572,000	USD	573,205	120,120
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	100,000	USD	100,000	1,000
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	48,802	USD	46,440	26,841
New ASAT (Finance) Ltd.	9.25%	2/1/2011	290,000	USD	253,681	363
Pliant Corp.	11.85%	6/15/2009	10	USD	4	9
R.H. Donnelley Corp.	8.875%	10/15/2017	250,000	USD	250,000	25,000
Radnor Holdings Corp.	11.0%	3/15/2010	120,000	USD	79,038	12
Reader's Digest Association, Inc.	9.0%	2/15/2017	65,000	USD	58,569	657
Simmons Co.	10.0%	12/15/2014	310,000	USD	256,650	25,575
Tropicana Entertainment LLC	9.625%	12/15/2014	235,000	USD	172,931	1,469
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	20,000	USD	19,175	600
Young Broadcasting, Inc.	8.75%	1/15/2014	430,000	USD	367,438	3,010
					3,105,361	730,456

***
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of January 31, 2010.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,217,848,254.  At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $71,738,780.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $126,341,977 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $54,603,197.

(a)
All or a portion of these securities were on loan amounting to $71,600,011. In addition, included in other assets and liabilities, net are pending sales, amounting to $895,760, that are also on loan. The value of all securities loaned at January 31, 2010 amounted to $72,495,771 which is 6.2% of net assets.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Principal amount stated in US dollars unless otherwise noted.
(d)	Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(e)	When-issued or delayed delivery security included.
(f)	At January 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Taxable issue.
(h)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDIC: Federal Deposit Insurance Corp.
FDR: Fiduciary Depositary Receipt
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in kind.
PPS: Price Protected Shares
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	3/22/2010	91	10,281,702	161,497
10 Year US Treasury Note	USD	3/22/2010	318	37,573,688	586,487
2 Year US Treasury Note	USD	3/31/2010	316	68,873,188	159,735
5 Year US Treasury Note	USD	3/31/2010	264	30,745,688	418,177
ASX SPI 200 Index	AUD	3/18/2010	1	100,540	(2,347)
CAC 40 Index	EUR	2/19/2010	206	10,677,859	(700,329)
DJ Euro Stoxx 50 Index	EUR	3/19/2010	537	20,646,372	(826,152)
Federal Republic of Germany Euro-Bund	EUR	3/8/2010	186	31,818,324	153,416
Federal Republic of Germany Euro-Schatz	EUR	3/8/2010	938	141,153,692	778,827
FTSE 100 Index	GBP	3/19/2010	123	10,122,757	(248,826)
FTSE MIB Index	EUR	3/19/2010	20	3,030,748	(160,093)
Nikkei 225 Index	USD	3/11/2010	4	204,700	3,009
Russell 2000 Mini Index	USD	3/19/2010	3	180,300	(10,567)
S&P E-Mini 500 Index	USD	3/19/2010	58	3,104,160	(89,014)
TOPIX Index	JPY	3/12/2010	45	4,459,370	(79,821)
Total net unrealized appreciation					143,999

At January 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	3/15/2010	281	25,911,777	(242,685)
10 Year Japanese Government Bond	JPY	3/11/2010	105	162,283,831	41,140
10 Year US Treasury Note	USD	3/22/2010	90	10,634,063	(224,867)
3 Year Australian Treasury Bond	AUD	3/15/2010	587	53,577,746	(271,385)
AEX Index	EUR	2/19/2010	83	7,529,647	235,608
ASX SPI 200 Index	AUD	3/18/2010	30	3,016,213	223,869
DAX Index	EUR	3/19/2010	50	9,718,492	611,348
Hang Seng Index	HKD	2/25/2010	14	1,821,508	25,425
IBEX 35 Index	EUR	2/19/2010	4	605,928	58,267
NASDAQ E-Mini 100 Index	USD	3/19/2010	398	13,844,430	546,454
Russell 2000 Mini Index	USD	3/19/2010	58	3,485,800	58,447
S&P E-Mini 500 Index	USD	3/19/2010	48	2,568,960	136,347
S&P TSE 60 Index	CAD	3/18/2010	33	3,992,406	194,072
United Kingdom Long Gilt Bond	GBP	3/29/2010	90	16,639,439	(159,040)
Total net unrealized appreciation					1,233,000

At January 31, 2010, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	28,775,000	USD	41,374,997	2/25/2010	1,480,883	The Goldman Sachs & Co.
CAD	10,846,000	USD	10,570,790	2/25/2010	427,547	HSBC Bank USA
GBP	1,275,000	USD	2,077,090	2/25/2010	39,362	Bank of New York Mellon Corp.
SEK	19,094,000	USD	2,707,562	2/25/2010	123,296	Bank of New York Mellon Corp.
EUR	814,300	USD	1,147,251	2/25/2010	18,293	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					2,089,381

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	10,153,397	CHF	10,425,000	2/25/2010	(323,746)	UBS AG
USD	9,892,708	NOK	56,244,000	2/25/2010	(406,987)	UBS AG
USD	7,118,993	NZD	9,689,000	2/25/2010	(331,123)	Credit Suisse
USD	37,901,314	AUD	41,215,000	2/25/2010	(1,529,478)	Credit Suisse
USD	5,756	EUR	4,100	2/25/2010	(71)	Citigroup, Inc.
JPY	2,425,518,000	USD	26,637,359	2/25/2010	(235,730)	Morgan Stanley
Total unrealized depreciation					(2,827,135)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(k)
Consumer Discretionary	$56,296,260	$11,973,992	$0	$68,270,252
Consumer Staples	51,783,628	9,749,853	—	61,533,481
Energy	51,848,573	11,319,847	—	63,168,420
Financials	67,163,062	14,550,413	1,243,115	82,956,590
Health Care	79,455,170	13,518,991	—	92,974,161
Industrials	61,232,859	13,545,836	—	74,778,695
Information Technology	96,910,000	9,192,374	—	106,102,374
Materials	28,565,552	9,578,271	0	38,143,823
Telecommunication Services	21,011,314	8,521,204	—	29,532,518
Utilities	21,835,386	5,915,056	—	27,750,442
Fixed Income(k)
Corporate Bonds	—	84,856,803	1,148,605	86,005,408
Asset Backed	—	2,945,925	—	2,945,925
Mortgage-Backed Securities Pass- Throughs	—	104,798,729	—	104,798,729
Commercial Mortgage-Backed Securities	—	9,756,119	—	9,756,119
Government & Agency Obligations	—	145,322,266	—	145,322,266
Loan Participations and Assignments	—	1,237,711	0	1,237,711
Municipal Bonds and Notes	—	461,408	—	461,408
Preferred Securities	—	807,246	—	807,246
Exchange-Traded Funds	83,315,031	—	—	83,315,031
Short-Term Investments(k)	194,562,133	15,164,302	—	209,726,435
Derivatives (l)	1,376,999	2,089,381	—	3,466,380
Total	$815,355,967	$475,305,727	$2,391,720	$1,293,053,414
Liabilities
Derivatives(l)	$—	$(2,827,135)	$—	$(2,827,135)
Total	$—	$(2,827,135)	$—	$(2,827,135)

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open future contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments
	Consumer Discretionary	Financials	Materials	Corporate Bonds	Loan Participations and Assignments	Total
Balance as of October 31, 2009	$0	$843,120	$0	$1,139,905	$41,000	$2,024,025
Realized gain (loss)	(11,274)	—	—	—	—	(11,274)
Change in unrealized appreciation (depreciation)	11,274	185,308	—	3,384	(318)	199,648
Amortization premium/discount	—	—	—	5,316	218	5,534
Net purchases (sales)	0	214,687	—	—	—	214,687
Net transfers in (out) of Level 3	—	—	—	—	(40,900)	(40,900)
Balance as of January 31, 2010	$0	$1,243,115	$0	$1,148,605	$0	$2,391,720
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2010	$—	$185,308	$—	$3,384	$—	$188,692

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(24,303)	$—
Foreign Exchange Contracts	$—	$(737,754)
Interest Rate Contracts	$1,401,302	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010